                                                            File No.  33-83240
                                                            File No.  811-8726

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.                                  |_|
                                       ----------
          Post-Effective Amendment No.      4                          |X|
                                       ----------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |_|
          Amendment No.    7                                           |X|
                        ------
                        (Check appropriate box or boxes)

                    T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF
     FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)
               Depositor's Telephone Number, Including Area Code:
                                 (914) 697-4748

                                                Copies to:

Roger K. Viola, Secretary                  Jeffrey S. Puretz, Esq.
and Vice President                         Dechert Price & Rhoads
First Security Benefit Life                1500 K Street, N.W.
Insurance and Annuity                      Washington, DC 20005
Company of New York
700 Harrison Street, Topeka, KS 66636-0001
(Name and address of Agent for  Service)

It is  proposed  that this filing will become effective:
|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on April 30, 1997, pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485 |_| on April 30, 1997, pursuant to paragraph (a)(1) of Rule 485
|_| 75 days after filing pursuant to paragraph (a)(2) of Rule 485 |_| on April 30, 1997, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

Pursuant to Regulation 270.24f-2 of the Investment Company Act of 1940 the Registrant has elected to register an indefinite number of securities. The Registrant filed the Notice required by 24f-2 on February 26, 1997.

                              Cross Reference Sheet
                             Pursuant to Rule 495(a)

               Showing Location in Part A (Prospectus) and Part B
              (Statement of Additional Information) of Registration
                  Statement of Information Required by Form N-4

--------------------------------------------------------------------------------

                                     PART A

ITEM OF FORM N-4                         PROSPECTUS CAPTION

 1. Cover Page.........................  Cover Page

 2. Definitions........................  Definitions

 3. Synopsis...........................  Summary; Expense Table;
                                         Contractual Expenses; Annual
                                         Separate Account Expenses;
                                         Annual Portfolio Expenses

 4. Condensed Financial
    Information

    (a) Accumulation Unit Values.......  Condensed Financial Information

    (b) Performance Data...............  Performance Information

    (c) Additional Financial
        Information....................  Additional Information;
                                         Financial Statements

 5. General Description of
    Registrant, Depositor,
    and Portfolio Companies

    (a) Depositor......................  Information about the Company, the Separate Account, and the Funds;
                                         First Security Benefit Life Insurance
                                         and Annuity Company of New York

    (b) Registrant.....................  Separate Account; Information about the Company, the Separate Account,
                                         and the Funds

    (c) Portfolio Company..............  Information about the Company, the Separate Account,
                                         and the Funds; The Funds;
                                         The Investment Advisers

    (d) Fund Prospectus................  The Funds

    (e) Voting Rights..................  Voting of Fund Shares

    (f) Administrators.................  First Security Benefit Life Insurance
                                         and Annuity Company of New York

 6. Deductions and Expenses

    (a) General........................  Charges and Deductions; Mortality
                                         and Expense Risk Charge; Premium Tax
                                         Charge; Other Charges; Guarantee
                                         of Certain Charges; Fund Expenses;
                                         Contract Charges

    (b) Sales Load %...................  N/A

    (c) Special Purchase Plan..........  N/A

    (d) Commissions....................  N/A

    (e) Fund Expenses..................  Fund Expenses

    (f) Organization Expenses..........  N/A

 7. General Description
    of Contracts

    (a) Persons with Rights............  The Contract; More About the Contract;
                                         Ownership; Joint Owners; Contract
                                         Benefits; Fixed Interest
                                         Account; Reports to Owners

    (b)   (i) Allocation of
              Purchase Payments........  Purchase Payments; Allocation of
                                         Purchase Payments

         (ii) Transfers................  Dollar Cost Averaging Option;
                                         Asset Rebalancing Option

        (iii) Exchanges................  Exchanges of Contract Value;
                                         Exchanges and Withdrawals

    (c) Changes........................  Substitution of Investments;
                                         Changes to Comply with
                                         Law and Amendments

    (d) Inquiries......................  Contacting the Company

 8. Annuity Period.....................  Annuity Period; General; Annuity
                                         Options; Selection of an Option

 9. Death Benefit......................  Death Benefit

10. Purchases and
    Contract Value

    (a) Purchases......................  The Contract; General; Application for
                                         a Contract; Purchase Payments; Dollar
                                         Cost Averaging Option; Asset
                                         Rebalancing Option

    (b) Valuation......................  Contract Value; Determination of
                                         Contract Value; Exchanges of Contract
                                         Value; Interest

    (c) Daily Calculation..............  Determination of Contract Value

    (d) Underwriter....................  Distribution of the Contract


11. Redemptions

    (a) - By Owners....................  Full and Partial Withdrawals;
                                         Systematic Withdrawals; Payments from
                                         the Separate Account; Payments from the
                                         Fixed Interest Account

        - By Annuitant.................  Annuity Options

    (b) Texas ORP......................  N/A

    (c) Check Delay....................  N/A

    (d) Lapse..........................  Full and Partial Withdrawals

    (e) Free Look......................  Free-Look Right

12. Taxes..............................  Federal Tax Matters; Introduction;
                                         Tax Status of the Company and the
                                         Separate Account; Income Taxation of
                                         Annuities in General -- Non-Qualified
                                         Plans; Additional Considerations;
                                         Qualified Plans

13. Legal Proceedings..................  Legal Proceedings; Legal Matters

14. Table of Contents
    for the Statement of
    Additional Information.............  Statement of Additional Information

                                     PART B

ITEM OF FORM N-4                         STATEMENT OF ADDITIONAL
                                         INFORMATION CAPTION

15. Cover Page.........................  Cover Page

16. Table of Contents..................  Table of Contents

17. General Information
    and History........................  General Information and History

18. Services

    (a) Fees and Expenses
        of Registrant..................  N/A

    (b) Management Contracts...........  N/A

    (c) Custodian......................  N/A

        Independent Public
        Accountant.....................  Experts

    (d) Assets of Registrant...........  N/A

    (e) Affiliated Persons.............  N/A

    (f) Principal Underwriter..........  N/A

19. Purchase of Securities
    Being Offered......................  Distribution of the Contract;
                                         Limits on Premiums Paid Under
                                         Tax-Qualified Retirement Plans

20. Underwriters.......................  Distribution of the Contract

21. Calculation of
    Performance Data...................  Performance Information

22. Annuity Payments...................  N/A

23. Financial Statements...............  Financial Statements

PROSPECTUS

THE T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

[T. ROWE PRICE LOGO]

ISSUED BY

FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK


MAY 1, 1997

                         T. Rowe Price Variable Annuity

ISSUED BY:

FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK
70 West Red Oak Lane, 4th Floor
White Plains, New York 10604

1-914-697-4748


--------------------------------------------------------------------------------
T. ROWE PRICE NO-LOAD VARIABLE ANNUITY

An Individual Flexible Premium
Deferred Variable Annuity Contract


MAY 1, 1997

                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------

                                  INTRODUCTION

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. THE PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

This Prospectus describes the T. Rowe Price No-Load Variable Annuity--an individual flexible premium deferred variable annuity contract (the "Contract") issued by FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan ("Non-Qualified Plan") or in connection with an individual retirement annuity ("IRA") qualified under Section 408 of the Internal Revenue Code ("Qualified Plan"). The Contract is designed to give Contractowners flexibility in planning for retirement and other financial goals.

During the Accumulation Period, the Contract provides for the accumulation of a Contractowner's value on either a variable basis, a fixed basis, or both. The Contract also provides several options for annuity payments on either a variable basis, a fixed basis, or both to begin on the Annuity Payout Date. The minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program) to purchase a Contract in connection with a Non-Qualified Plan and $2,000 ($25 if made pursuant to an Automatic Investment Program) to purchase a Contract in connection with a Qualified Plan. Subsequent purchase payments are flexible, though they must be for at least $1,000 ($200 if made
pursuant  to  an  Automatic   Investment  Program)  for  a  Contract  funding  a
Non-Qualified Plan or $500 ($25 if made pursuant to an Automatic Investment Program) for a Contract funding a Qualified Plan. Purchase payments may be allocated at the Contractowner's discretion to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price
Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), or to the Fixed Interest Account of the Company. Each Subaccount of the Separate Account invests in a corresponding portfolio ("Portfolio") of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc. or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                         T. Rowe Price Variable Annuity

Prospective purchasers should be aware that the investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds T. Rowe Price sponsors, including other mutual funds with investment objectives and policies similar to those of the Funds.

The Contract Value in the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account" on page 30. Contract Value in the Fixed Interest Account is guaranteed by the Company.

The Contract Value in the Subaccounts under a Contract will vary based on investment performance of the Subaccounts to which the Contract Value is allocated. No minimum amount of Contract Value in the Subaccounts is guaranteed.

A Contract may be returned according to the terms of its Free-Look Right (see "Free-Look Right," page 24).


This Prospectus concisely sets forth information about the Contract and the Separate Account that a prospective investor should know before purchasing the Contract. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 1997, which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604. The table of contents of the Statement of Additional Information is set forth on page 45 of this Prospectus.

Date:  May 1, 1997

                         T. Rowe Price Variable Annuity

--------------------------------------------------------------------------------

                                    CONTENTS

THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS
OFFERING OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION, THE FUNDS' PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENT THERETO.

             8    DEFINITIONS

             9    SUMMARY
             9         Purpose of the Contract
            10         The Separate Account and the Funds
            10         Fixed Interest Account
            10         Purchase Payments
            10         Contract Benefits
            11         Free-Look Right
            11         Charges and Deductions
            11             Mortality and Expense Risk Charge
            11             Premium Tax Charge
            11             Other Expenses
            12         Contacting the Company

            12    EXPENSE TABLE
            12         Contractual Expenses
            12         Annual Separate Account Expenses
            12         Annual Portfolio Expenses
            12         Example

            13    CONDENSED FINANCIAL INFORMATION

            14    INFORMATION ABOUT THE COMPANY,
                  THE SEPARATE ACCOUNT, AND THE FUNDS
            14         First Security Benefit Life Insurance and Annuity
                       Company of New York
            14         Published Ratings
            14         Separate Account
            15         The Funds
            16             T. Rowe Price New America Growth Portfolio
            16             T. Rowe Price International Stock Portfolio
            16             T. Rowe Price Mid-Cap Growth Portfolio
            16             T. Rowe Price Equity Income Portfolio
            16             T. Rowe Price Personal Strategy Balanced Portfolio
            16             T. Rowe Price Limited-Term Bond Portfolio
            17             T. Rowe Price Prime Reserve Portfolio
            17         The Investment Advisers

                         T. Rowe Price Variable Annuity

            17    THE CONTRACT

            17         General
            17         Application for a Contract
            18         Purchase Payments
            19         Allocation of Purchase Payments
            19         Dollar Cost Averaging Option
            20         Asset Rebalancing Option
            21         Exchanges of Contract Value
            21         Contract Value
            21         Determination of Contract Value
            22         Full and Partial Withdrawals
            23         Systematic Withdrawals
            24         Free-Look Right
            24         Death Benefit
            25             Distribution Requirements
            25             Death of the Annuitant

            26    CHARGES AND DEDUCTIONS
            26         Mortality and Expense Risk Charge
            26         Premium Tax Charge
            26         Other Charges
            26         Guarantee of Certain Charges
            27         Fund Expenses

            27    ANNUITY PERIOD
            27         General
            28         Annuity Options
            28             Option 1 - Life Income
            28             Option 2 - Life Income with Guaranteed
                             Payments of 5, 10, 15 or 20 Years
            28             Option 3 - Life with Installment
                             or Unit Refund Option
            29             Option 4 - Joint and Last Survivor
            29             Option 5 - Payments for Specified Period
            29             Option 6 - Payments of a Specified Amount
            29             Option 7 - Age Recalculation
            29         Selection of an Option

                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------

                                    CONTENTS

            30    THE FIXED INTEREST ACCOUNT
            30         Interest
            31         Death Benefit
            31         Contract Charges
            31         Exchanges and Withdrawals
            32         Payments from the Fixed Interest Account

            32    MORE ABOUT THE CONTRACT
            32         Ownership
            33         Designation and Change of Beneficiary
            33         Non-Participating
            33         Payments from the Separate Account
            33         Proof of Age and Survival
            33         Misstatements

            33    FEDERAL TAX MATTERS
            33         Introduction
            34         Tax Status of the Company and the Separate Account
            34             General
            34             Charge for the Company's Taxes
            35             Diversification Standards
            36         Income Taxation of Annuities in General -
                         Non-Qualified Plans
            36             Surrenders or Withdrawals Prior
                             to the Annuity Payout Date
            36             Surrenders or Withdrawals on or after
                             the Annuity Payout Date
            37             Penalty Tax on Certain
                             Surrenders or Withdrawals
            37         Additional Considerations
            37             Distribution-at-Death Rules
            38             Gift of Annuity Contracts
            38             Contracts Owned by Non-Natural Persons
            38             Multiple Contract Rule
            38             Possible Tax Changes
            39             Transfers, Assignments Or Exchanges Of A Contract
            39         Qualified Plans
            39             Section 408
            40             Tax Penalties
            41             Withholding

                         T. Rowe Price Variable Annuity

            41    OTHER INFORMATION
            41         Voting of Fund Shares
            42         Substitution of Investments
            43         Changes to Comply with Law and Amendments
            43         Reports to Owners

            43         Telephone Exchange Privileges
            44         Distribution of the Contract
            44         Legal Proceedings
            44         Legal Matters

            44    PERFORMANCE INFORMATION
            45    ADDITIONAL INFORMATION
            45         Registration Statement

            45         Financial Statements

            45    STATEMENT OF ADDITIONAL INFORMATION

            46    ILLUSTRATIONS

                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------

                                  DEFINITIONS

VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated, either through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

ACCUMULATION UNIT A unit of measure used to calculate the value of a Contractowner's interest in a Subaccount during the Accumulation Period.

ANNUITANT The person or persons on whose life annuity payments depend. If Joint Annuitants are named in the Contract, "Annuitant" means both Annuitants unless otherwise stated.

ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

ANNUITY OPTIONS Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

ANNUITY PERIOD The period during which annuity payments are made.

ANNUITY PAYOUT DATE The date when annuity payments are scheduled to begin.

AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from the owner's checking account on a specified day of the month on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

CONTRACTOWNER OR OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

CONTRACT VALUE The total value of the amounts in a Contract allocated to the Subaccounts of the Separate Account and the Fixed Interest Account as of any Valuation Date.

CONTRACT YEAR Each twelve-month period measured from the Contract Date.

DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period. The Designated Beneficiary is the first person on the following list who is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

FIXED INTEREST ACCOUNT An account that is part of the Company's General Account in which all or a portion of the Contract Value may be held for accumulation at fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

                         T. Rowe Price Variable Annuity

GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York is a separate account of the Company. Contract Value under the Contract may be allocated to Subaccounts of the Separate Account for variable accumulation.

SUBACCOUNT A division of the Separate Account of the Company which invests in a separate Portfolio of one of the Funds. Currently, seven Subaccounts are available under the Contract.

VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are open for trading. The Company and the New York Stock Exchange are closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day, and Christmas Day.

VALUATION PERIOD A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Contract Value less any premium taxes due and paid by the Company.


--------------------------------------------------------------------------------

                                    SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" on page 30 and in the Contract.

PURPOSE OF THE CONTRACT

The individual flexible premium deferred variable annuity contract ("Contract") described in this Prospectus is designed to give Contractowners flexibility in planning for retirement and other financial goals. The Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, during the Accumulation Period and provides several options for annuity payments on a variable basis, a fixed basis, or both. During the Accumulation Period, an Owner can pursue various allocation options by allocating purchase payments to the Subaccounts of the Separate Account or to the Fixed Interest Account. See "The Contract," page 17.

The Contract is eligible for purchase as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 of the Internal Revenue Code of 1986, as amended ("Qualified Plan").

                         T. Rowe Price Variable Annuity

THE SEPARATE ACCOUNT AND THE FUNDS

Purchase payments designated to accumulate on a variable basis are allocated to the Separate Account. See "Separate Account," page 14. The Separate Account is currently divided into seven accounts referred to as Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment objective or objectives. Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------
T. Rowe Price New America Growth Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
---------------------------------------
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
----------------------------------------
T. Rowe Price International Stock Portfolio

Amounts held in a Subaccount will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. The Contractowner bears the investment risk for amounts allocated to a Subaccount of the Separate Account.

FIXED INTEREST ACCOUNT

Purchase payments designated to accumulate on a fixed basis may be allocated to the Fixed Interest Account, which is part of the Company's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account" on page 30.

PURCHASE PAYMENTS

The minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program) for a Contract issued in connection with a Non-Qualified Plan and $2,000 ($25 if made pursuant to an Automatic Investment Program) for a Contract issued in connection with a Qualified Plan. Thereafter, the Contractowner may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for a Contract funding a
Non-Qualified Plan or $500 ($25 if made pursuant to an Automatic Investment Program) for a Contract funding a Qualified Plan. See "Purchase Payments" on page 18.

CONTRACT BENEFITS

During the Accumulation Period, Contract Value may be exchanged by the Contractowner among the Subaccounts of the Separate Account and to and from the Fixed Interest Account, subject to certain restrictions as described in "Exchanges of Contract Value' on page 21 and "The Fixed Interest Account" on page 30.

                         T. Rowe Price Variable Annuity

At any time before the Annuity Payout Date, a Contract may be surrendered for its Withdrawal Value, and partial withdrawals, including systematic withdrawals, may be taken from the Contract Value, subject to certain restrictions described in "The Fixed Interest Account" on page 30. See "Full and Partial Withdrawals," page 22 and "Federal Tax Matters," page 33 for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

The Contract provides for a death benefit upon the death of the Owner during the Accumulation Period. See "Death Benefit," page 24 for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. Payments under the fixed Annuity Options will be guaranteed by the Company. See "Annuity Period" on page 27.

FREE-LOOK RIGHT

An Owner may return a Contract within the Free-Look Period, which is a 30-day period beginning when the Owner receives the Contract. In this event, the Company will refund to the Owner purchase payments allocated to the Fixed Interest Account plus the Contract Value in the Subaccounts increased by any fees or other charges paid. The Company will refund purchase payments allocated to the Subaccounts rather than the Contract Value in those circumstances in which it is required to do so. See "Free Look Right" on page 24.

CHARGES AND DEDUCTIONS

The Company does not make any deductions for sales load from purchase payments. Certain charges will be deducted in connection with the Contract as described below.

MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of .55% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge" on page 26.

PREMIUM TAX CHARGE

The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on annuitization or upon full withdrawal if a premium tax was incurred by the Company and is not refundable. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. No premium tax is currently imposed in the State of New York. However, the Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. See "Premium Tax Charge" on page 26.

OTHER EXPENSES

The operating expenses of the Separate Account are paid by the Company. Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the Prospectus for the Funds.

                         T. Rowe Price Variable Annuity

CONTACTING THE COMPANY

All written requests, notices, and forms required by the Contract, and any questions or inquiries should be directed to First Security Benefit Life
Insurance and Annuity Company of New York, 70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.


--------------------------------------------------------------------------------

                                 EXPENSE TABLE

The purpose of this table is to assist investors in understanding the various costs and expenses borne directly and indirectly by Owners allocating Contract Value to the Subaccounts. The table reflects any contractual charges, expenses of the Separate Account, and charges and expenses of the Funds. The table does not reflect premium taxes that may be imposed by various jurisdictions. See "Premium Tax Charge," on page 26. The information contained in the table is not applicable to amounts allocated to the Fixed Interest Account.

For a complete description of a Contract's costs and expenses, see "Charges and Deductions," page 26. For a more complete description of each Fund's costs and expenses, see the Fund Prospectus, which accompanies this Prospectus.

================================================================================
CONTRACTUAL EXPENSES
--------------------------------------------------------------------------------
Sales load on purchase payments                                        None
--------------------------------------------------------------------------------
Annual Maintenance Fee                                                 None
================================================================================
ANNUAL SEPARATE ACCOUNT EXPENSES
--------------------------------------------------------------------------------
Annual Mortality and Expense Risk Charge
    (as a percentage of each Subaccount's average daily net assets)    0.55%
--------------------------------------------------------------------------------
Total Annual Separate Account Expenses                                 0.55%
================================================================================
ANNUAL PORTFOLIO EXPENSES (AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS)
--------------------------------------------------------------------------------
                                                 MANAGEMENT  OTHER     TOTAL
                                                 FEE*        EXPENSES  PORTFOLIO
                                                                       EXPENSES
--------------------------------------------------------------------------------
T. Rowe Price New America Growth Portfolio          0.85%      0%       0.85%
--------------------------------------------------------------------------------
T. Rowe Price International Stock Portfolio         1.05%      0%       1.05%
--------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio              0.85%      0%       0.85%
--------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio               0.85%      0%       0.85%
--------------------------------------------------------------------------------
T. Rowe Price Personal Strategy Balanced Portfolio  0.90%      0%       0.90%
--------------------------------------------------------------------------------
T. Rowe Price Limited-Term Bond Portfolio           0.70%      0%       0.70%
--------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Portfolio               0.55%      0%       0.55%
--------------------------------------------------------------------------------
*The management fee includes the ordinary expenses of operating the Funds.

EXAMPLE

The example presented below shows expenses that a Contractowner would pay at the end of one, three, five or ten years. The information presented applies if, at the end of those time periods, the Contract is (1) surrendered, (2) annuitized, or (3) not surrendered or annuitized. The example shows expenses based upon an allocation of $1,000 to each of the Subaccounts.

                         T. Rowe Price Variable Annuity

The example below should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The 5% return assumed in the examples is hypothetical and should not be considered a representation of past or future actual returns, which may be greater or lesser than the assumed amount.

EXAMPLE The Owner would pay the expenses shown below on a $1,000 investment, assuming 5% annual return on assets:

================================================================================
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
New America Growth Subaccount              $14      $44       $77      $168
--------------------------------------------------------------------------------
International Stock Subaccount             $16      $50       $87      $190
--------------------------------------------------------------------------------
Mid-Cap Growth Subaccount                  $14      $44       $77      $168
--------------------------------------------------------------------------------
Equity Income Subaccount                   $14      $44       $77      $168
--------------------------------------------------------------------------------
Personal Strategy Balanced Subaccount      $15      $46       $79      $174
--------------------------------------------------------------------------------
Limited-Term Bond Subaccount               $13      $40       $69      $151
--------------------------------------------------------------------------------
Prime Reserve Subaccount                   $11      $35       $61      $134
================================================================================


--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION


The following condensed financial information presents accumulation unit values for the year ended December 31, 1996, as well as ending accumulation units outstanding under each Subaccount. Condensed financial information is not yet available for the Mid-Cap Growth and Prime Reserve Subaccounts.

================================================================================
                                                                         1996
--------------------------------------------------------------------------------
NEW AMERICA GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
     Beginning of period                                                $10.00
     End of period                                                      $16.00
Accumulation units:
     Outstanding at the end of period                                  143,768
--------------------------------------------------------------------------------
INTERNATIONAL STOCK SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
     Beginning of period                                                $10.00
     End of period                                                      $12.77
Accumulation units:
     Outstanding at the end of period                                   86,235
--------------------------------------------------------------------------------
EQUITY INCOME SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
     Beginning of period                                                $10.00
     End of period                                                      $14.70
Accumulation units:
     Outstanding at the end of period                                  181,250
--------------------------------------------------------------------------------
PERSONAL STRATEGY BALANCED SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
     Beginning of period                                                $10.00
     End of period                                                      $13.51
Accumulation units:
     Outstanding at the end of period                                   39,697

                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------
LIMITED-TERM BOND SUBACCOUNT
--------------------------------------------------------------------------------
Accumulation unit value:
     Beginning of period                                          $10.00
     End of period                                                $10.92
Accumulation units:
     Outstanding at the end of period                             33,375
================================================================================



--------------------------------------------------------------------------------
                         INFORMATION ABOUT THE COMPANY,
                       THE SEPARATE ACCOUNT, AND THE FUNDS

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company which is wholly owned by Security Benefit Life Insurance Company, a mutual life insurance company organized under the laws of the State of Kansas. The Company offers variable annuity contracts in New York and is admitted to do business in that state.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

The Separate Account was established by the Company as a separate account on November 11, 1994, pursuant to the laws of the State of New York. The income, gains and losses of the Separate Account, whether or not realized, are, in accordance with the Contracts, credited or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the

                         T. Rowe Price Variable Annuity

Separate Account but they are held separately from the other assets of the Company. Section 4240 of the New York Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account) if and to the extent the applicable agreements so provide, and the Contract contains such a provision. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contracts are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


The Separate Account is currently divided into seven Subaccounts. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios of the Funds or in other securities, mutual funds, or investment vehicles. Under current contractual arrangements with the distributor, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless such change is necessary to comply with applicable laws, shares of any or all of the Portfolios should no longer be available for investment or, if the Company receives an opinion from counsel acceptable to Investment Services that the substitution is in the best interests of contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the distributor, see "Distribution of the Contract," page 44.


The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc. and the T. Rowe Price International Series, Inc. (the "Funds") are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Together, the Funds currently have seven separate portfolios ("Portfolios"), each of which pursues different investment objectives and policies.

In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be

                         T. Rowe Price Variable Annuity

disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds, although currently neither the Company nor the Funds foresees any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Funds' prospectus.

A summary of the investment objective of each Portfolio of the Funds is described below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectus of the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.

THE FUNDS' PROSPECTUS ACCOMPANIES THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.


T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

The investment objective of the New America Growth Portfolio is long-term growth of capital by investing primarily in the common stocks of U.S. growth companies which operate in service industries.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

The investment objective of the International Stock Portfolio is to seek long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in companies that offer proven products or services.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

The  investment   objective  of  the  Equity  Income  Portfolio  is  to  provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies.

T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with modest price fluctuation by investing primarily in short- and intermediate-term investment grade debt securities.

                         T. Rowe Price Variable Annuity

T. ROWE PRICE PRIME RESERVE PORTFOLIO

The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

THE INVESTMENT ADVISERS

T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. Rowe Price-Fleming International, Inc. ("Price-Fleming"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. Price-Fleming's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. As Investment Adviser to each of the Portfolios, except the T. Rowe Price International Stock Portfolio, T. Rowe Price is responsible for selection and management of their portfolio investments. As Investment Adviser to the T. Rowe Price International Stock Portfolio, Price-Fleming is responsible for selection and management of its portfolio investments. Each of T. Rowe Price and Price-Fleming is registered with the SEC as an investment adviser.

T. Rowe Price and  Price-Fleming  are not affiliated  with the Company,  and the
Company  has  no  responsibility   for  the  management  or  operations  of  the
Portfolios.


--------------------------------------------------------------------------------

                                  THE CONTRACT

GENERAL

The Contract offered by this Prospectus is an individual flexible premium deferred variable annuity that is issued by the Company. To the extent that all or a portion of purchase payments are allocated to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. During the Accumulation Period, a Contractowner's value accumulates on either a variable basis, a fixed basis, or both, depending on the Owner's allocation of Contract value to the Subaccounts and the Fixed Interest Account. The Contract also provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Payout Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which Contract Value has been allocated and the amount of interest credited on Contract Value that has been allocated to the Fixed Interest Account.

The Contract is available for purchase as a non-tax qualified retirement plan ("Non-Qualified Plan") by an individual. The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 of the Internal Revenue Code ("Qualified Plan"). Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT

Any person wishing to purchase a Contract may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if an applicant owns shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), by electing on the application to redeem shares of that fund(s)

                         T. Rowe Price Variable Annuity

and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price mutual funds and the Contract. The redemption of fund shares is a sale of shares for tax purposes, which may result in a taxable gain or loss. The application may be obtained by contacting the Company. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant  for which a Contract will be issued is
85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

The minimum initial purchase payment for the purchase of a Contract is $10,000 ($5,000 if made pursuant to an Automatic Investment Program) in connection with a Non-Qualified Plan and $2,000 ($25 if made pursuant to an Automatic Investment Program) in connection with a Qualified Plan. Thereafter, the Contractowner may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 if made pursuant to an Automatic Investment Program) for Qualified Plans. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

An initial purchase payment will be applied not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at P.O. Box 2788, Topeka, Kansas 66601-9804 if the purchase payment is preceded or accompanied by an application that contains sufficient information necessary to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will notify the applicant that it does not have the necessary information to issue a Contract. If the necessary information is not provided to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial purchase payment to the applicant unless the applicant consents to the Company retaining the purchase payment until the application is made complete.

Subsequent purchase payments will be credited as of the end of the Valuation Period in which they are received by the Company. Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if an Owner owns shares of one or more T. Rowe Price Funds, by directing Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The minimum initial purchase payment required must be paid before the Automatic Investment Program will be accepted by the Company. The redemption of fund shares is a sale of shares for tax purposes which may result in a taxable gain or loss.

                         T. Rowe Price Variable Annuity

ALLOCATION OF PURCHASE PAYMENTS

In an application for a Contract, the Contractowner selects the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to the Contractowner's instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than $25 per payment being allocated to any one Subaccount or the Fixed Interest Account. Available allocation alternatives include the seven Subaccounts and the Fixed Interest Account.

A Contractowner may change the purchase payment allocation instructions by submitting a proper written request to the Company. A proper change in allocation instructions will be effective upon receipt by the Company and will continue in effect until subsequently changed. Changes in the allocation of future purchase payments have no effect on existing Contract Value. Such Contract Value, however, may be exchanged among the Subaccounts of the Separate Account or the Fixed Interest Account in the manner described in "Exchanges of Contract Value," page 21.

DOLLAR COST AVERAGING OPTION

The Company currently offers an option under which Contractowners may dollar cost average their allocations in the Subaccounts under the Contract by authorizing the Company to make periodic allocations of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the allocation of Contract Value to one or more Subaccounts, and these amounts will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Since the value of Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's Accumulation Unit value is low and a lesser number of units when the Accumulation Unit value is high. Dollar cost averaging does not guarantee profits, nor does it assure that a Contractowner will not have losses.

A Dollar Cost Averaging Request form is available from the Company upon request. On the form, the Contractowner must designate whether Contract Value is to be exchanged on the basis of a specific dollar amount, a fixed percentage or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time.

To elect the Dollar Cost Averaging Option, the Owner's Contract Value must be at least $5,000 ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company. The Dollar
Cost Averaging Request form will not be considered complete until the Contractowner's Contract Value is at least the required amount. A Contractowner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

After the Company has received a Dollar Cost Averaging Request in proper form, the

                         T. Rowe Price Variable Annuity

Company will exchange Contract Value in amounts designated by the Contractowner from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts chosen by the Contractowner. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. Each exchange will be effected on the date specified by the Owner or, if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected by the Contractowner, of the date of receipt at the Company of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, until the time period chosen has expired, or until Contract Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed as discussed in "Exchanges of Contract Value" on page 21.

A Contractowner may instruct the Company at any time to terminate the option by written request to the Company. In that event, the Contract Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless the Contractowner instructs otherwise. If a Contractowner wishes to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Company, and the Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Contract Value at that time.

Contract Value may also be dollar cost averaged to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account," page 30.

ASSET REBALANCING OPTION

The Company currently offers an option under which Contractowners may authorize the Company to automatically exchange Contract Value each quarter to maintain a particular percentage allocation among the Subaccounts as selected by the Contractowner. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Contract Value in the Subaccounts each quarter to the allocation selected by the Contractowner. Asset Rebalancing is intended to exchange Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help a Contractowner buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that a Contractowner will not have losses.

To elect the Asset Rebalancing Option, the Contract Value in the Contract must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company. A Contractowner may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, the Contractowner must indicate the applicable Subaccounts and the percentage of Contract Value which should be allocated to each of the applicable Subaccounts each quarter under the Asset Rebalancing Option. If the Asset Rebalancing Option is elected, all Contract Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

                         T. Rowe Price Variable Annuity

This option will result in the exchange of Contract Value to one or more of the Subaccounts on the date specified by the Contractowner or, if no date is specified, on the date of the Company's receipt of the Asset Rebalancing Request in proper form and on each quarterly anniversary of the applicable date thereafter. The amounts exchanged will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed, nor are they subject to the minimum exchange amount, discussed under "Exchanges of Contract Value" below.

A Contractowner may instruct the Company at any time to terminate this option by written request to the Company. In that event, the Contract Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless the Contractowner instructs otherwise. If a Contractowner wishes to resume Asset Rebalancing after it has been canceled, a new Asset Rebalancing Request form must be completed and sent to the Company and the Contract Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan).

Contract Value allocated to the Fixed Interest Account may be included in the Asset Rebalancing Program, subject to certain restrictions described under "The Fixed Interest Account," page 30.

EXCHANGES OF CONTRACT VALUE

During the Accumulation Period, Contract Value may be exchanged among the Subaccounts by the Contractowner upon proper request to the Company. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount.

Contract Value may also be exchanged between the Subaccounts and the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in "The Fixed Interest Account," page 30.

CONTRACT VALUE

The Contract Value is the sum of the amounts under the Contract held in each Subaccount of the Separate Account and in the Fixed Interest Account as of any Valuation Date.

On each Valuation Date, the portion of the Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount for that date. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. A Contractowner bears the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE

The Contract Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which Contract Value has been allocated, payment of subsequent purchase payments, partial withdrawals, and the charges

                         T. Rowe Price Variable Annuity

assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio of the Funds will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When a Contractowner allocates purchase payments to a Subaccount, the Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the Accumulation Unit value for the particular Subaccount at the end of the Valuation Period in which the purchase payment is credited. In addition, other transactions including full or partial withdrawals, exchanges, and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the unit value of the affected Subaccount. The Accumulation Unit value of each Subaccount is determined on each Valuation Date. The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The Accumulation Unit value of each Subaccount's units initially was $10. The unit value of a Subaccount on any Valuation Date is calculated by dividing the value of each Subaccount's net assets by the number of Accumulation Units credited to the Subaccount on that date. Determination of the value of the net assets of a Subaccount takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

A Contractowner may obtain proceeds from a Contract by surrendering the Contract for its Withdrawal Value or by making a partial withdrawal. A full or partial withdrawal, including a systematic withdrawal, may be taken from the Contract Value at any time while the Owner is living and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Contract Value from the Fixed Interest Account and limitations under applicable law. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. A Contractowner may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

                         T. Rowe Price Variable Annuity

The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company, less any premium taxes due and paid by the Company. A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, then the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

The amount of a partial withdrawal will be deducted from the Contract Value in the Subaccounts and the Fixed Interest Account, according to the Contractowner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account" on page 30. If a Contractowner does not specify the allocation, the Company will contact the Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge" on page 26.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to the 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters" on page 33.

SYSTEMATIC WITHDRAWALS

The Company currently offers a feature under which systematic withdrawals may be elected. Under this feature, a Contractowner may elect to receive systematic withdrawals before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the Company. A Contractowner may direct Investment Services to apply the proceeds of a systematic withdrawal to shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. A Contractowner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a Beneficiary, and the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. Systematic withdrawals may be stopped or modified upon proper written request by the Contractowner received by the Company at least 30 days in advance of the requested date of termination or modification.

Each systematic withdrawal must be at least $100. Upon payment, the Contractowner's Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium taxes. Any systematic withdrawal that equals or exceeds the

                         T. Rowe Price Variable Annuity

Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

Each systematic withdrawal will be effected as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to the Contractowner's Contract Value in the Subaccounts and the Fixed Interest Account as directed by the Contractowner.

The  Company  may,  at any  time,  discontinue,  modify  or  suspend  systematic withdrawals, provided that, as required by its current contractual agreements with Investment Services, the Company first obtains the consent of Investment Services, which consent shall not be unreasonably withheld. Systematic withdrawals from Contract Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account" on page 30. The tax consequences of a systematic withdrawal including the 10% penalty tax imposed on withdrawals made prior to the Owner attaining age 59 1/2, should be carefully considered. See "Federal Tax Matters" on page 33.

FREE-LOOK RIGHT

An Owner may return a Contract within the Free-Look Period, which is a 30-day period beginning when the Owner receives the Contract. The returned Contract will then be deemed void and the Company will refund any purchase payments allocated to the Fixed Interest Account plus any Contract Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by the Company and any fees or other charges deducted. The Company will return purchase payments allocated to the Subaccounts rather than Contract Value in those circumstances in which it is required to do so.

DEATH BENEFIT

If the Owner dies during the Accumulation Period, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner during the Accumulation Period and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant during the Accumulation Period and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner occurs on or after the Annuity Payout Date, no death benefit proceeds will be payable under the Contract, except that any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the Annuity Option in force at the date of death.

The death benefit proceeds will be the death benefit reduced by any premium taxes due or paid by the Company. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of

                         T. Rowe Price Variable Annuity

the death benefit will be the greatest of (1) the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company, (2) the aggregate purchase payments received less any reductions caused by previous withdrawals, or (3) the stepped-up death benefit. The stepped-up death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less (c) any withdrawals since the applicable anniversary.

If an Owner dies during the Accumulation Period and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Contract Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters," on page 33 for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS

For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving spouse's death or the Annuity Payout Date or to receive the death benefit proceeds. For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of the Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------

                             CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate of .55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contracts and in operating the Subaccounts.

The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and administering the Contracts and operating the
Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional expenses.

PREMIUM TAX CHARGE

Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted upon annuitization, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. No premium tax is currently imposed in the State of New York. However, the Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter.

OTHER CHARGES

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contracts, or that are attributable to payment of premiums or acquisition costs under the Contracts. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

GUARANTEE OF CERTAIN CHARGES

The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of .55% of each Subaccount's average daily net assets.

                         T. Rowe Price Variable Annuity

FUND EXPENSES

Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management fee and any other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Funds' prospectus, are not specified or fixed under the terms of the Contract and the Company bears no responsibility for such fees and expenses.


--------------------------------------------------------------------------------

                                 ANNUITY PERIOD

GENERAL

The Contractowner may select the Annuity Payout Date at the time of application. The Annuity Payout Date may not be deferred beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require annuitization at an earlier age. If the Contractowner does not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the fifth annual Contract Anniversary. See
"Selection of an Option," on page 29. If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Payout Date.

On the Annuity Payout Date, the proceeds under the Contract will be applied to provide an annuity under one of the options described below. Each option is available in two forms--either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. Unless the Owner directs otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to the Contractowner's Contract Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.

The Contract provides for seven Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company. Annuity payments under Annuity Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates are based upon an assumed interest rate of 3.5 percent, compounded annually. In the case of Options 5, 6 and 7 as described below, annuity rates based on age and sex are not used to calculate annuity payments. If no Annuity Option has been selected, annuity payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 120 months.

                         T. Rowe Price Variable Annuity

Annuity payments can be made on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. A Contractowner may direct Investment Services to apply the proceeds of an annuity payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency.

An Owner may designate or change an Annuity Payout Date, Annuity Option, and Annuitant, provided proper written notice is received by the Company at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received by the Company.

During the Annuity Period, Contract Value may be exchanged among the Subaccounts by the Contractowner upon proper written request to the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. If one of Annuity Options 5 through 7 is selected, Contract Value also may be exchanged between the Subaccounts and the Fixed Interest Account, subject to the restrictions on exchanges from the Fixed Interest Account described under "The Fixed Interest Account," page 30. The minimum exchange amount is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

Once annuity payments have commenced under Annuity Options 1, 2, 3 or 4, an Annuitant or Owner cannot change the Annuity Option and cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof. The Contract specifies annuity tables for Annuity Options 1 through 4 described below which contain the guaranteed minimum dollar amount of periodic annuity payments for each $1,000 applied to an Annuity Option for a fixed annuity.

ANNUITY OPTIONS

OPTION 1 - LIFE INCOME

Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the third annuity payment due date, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

OPTION 2 - LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS

Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.

OPTION 3 - LIFE WITH INSTALLMENT OR UNIT REFUND OPTION

Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been


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                         T. Rowe Price Variable Annuity

made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

OPTION 4 - JOINT AND LAST SURVIVOR

Periodic annuity payments will be made during the lifetime of either Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD

Periodic annuity payments will be made for a fixed period, which may be from five to twenty years, as elected, with the guarantee that, if, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT

Periodic payments of the amount elected will be made until the amount applied and interest thereon are exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary.

OPTION 7 - AGE RECALCULATION

Periodic annuity payments will be made based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied is exhausted. This Option should be elected only under Contracts funding Qualified Plans.

SELECTION OF AN OPTION

Contractowners should carefully review the Annuity Options with their financial or tax advisers, and, for Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of annuity payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. For Non-Qualified Plans, the Company does not allow annuity payments to be deferred beyond the Annuitant's 90th birthday.


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                         T. Rowe Price Variable Annuity


--------------------------------------------------------------------------------

                           THE FIXED INTEREST ACCOUNT

Contractowners may allocate all or a portion of their purchase payments and exchange Contract Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract" on page 17.

Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

Amounts allocated to the Fixed Interest Account earn interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

Contract Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Contract Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a "Guarantee Period"). Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value, which will earn interest at the Current Rate, if any, in effect on the first day of the new Guarantee Period.

Contract Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different current rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner's Contract Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions


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                         T. Rowe Price Variable Annuity

were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Contract Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

For purposes of determining the interest rates to be credited on Contract Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Contract Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT

The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value in the Fixed Interest Account as for a Contract that has Contract Value allocated to the Subaccounts. See "Death Benefit," page 24.

CONTRACT CHARGES

Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Contract Value to the Fixed Interest Account as for those who allocate purchase payments to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract Value is allocated to the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

Amounts may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option, provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request Contract Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, a Contractowner who desires to implement the Asset Rebalancing Option should do so at a time when Contract Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once an Asset Rebalancing Option is implemented, the restrictions on exchanges will not apply to exchanges made pursuant to the


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                         T. Rowe Price Variable Annuity

Option. Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not included in the six exchanges allowed per Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option) or the amount remaining in the Fixed Interest Account.

If Contract Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Contract Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing or Systematic Withdrawals by sending a written request to the Company, provided that the Owner's Contract Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.


The Contractowner may also make full withdrawals to the same extent as a Contractowner who has allocated Contract Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only
(1) from Contract Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to Systematic Withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10 percent of Contract Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic Withdrawals from Contract Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals," page 22 and "Systematic Withdrawals," page 23.


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

The Company reserves the right to delay for up to six months after a written request in proper form is received by the Company, full and partial withdrawals, loans, and exchanges from the Fixed Interest Account. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify the Contractowner if there will be a delay.


--------------------------------------------------------------------------------

                             MORE ABOUT THE CONTRACT

OWNERSHIP

The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Nonnatural Persons." See "Federal Tax Matters," page 33.

JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.


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                         T. Rowe Price Variable Annuity

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Beneficiary at any time while the Contract is in force by written request on a form provided by the Company and received by the Company. The change will not be binding on the Company until it is received and recorded by the Company. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect an exchange between Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received by the Company. However, the Company can postpone the calculation or payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, or (c) during which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account.

PROOF OF AGE AND SURVIVAL

The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age or sex of an Annuitant or age of an Owner has been misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).


--------------------------------------------------------------------------------

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan for which the Contract is purchased, the tax and employment status


                                       33

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                         T. Rowe Price Variable Annuity

of the individuals involved and a number of other factors. The discussion of the federal income tax considerations relating to a Contract contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract (including an exchange). THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

GENERAL

The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

CHARGE FOR THE COMPANY'S TAXES

A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.


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                         T. Rowe Price Variable Annuity

DIVERSIFICATION STANDARDS

Each of the Portfolios will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Contractowner has additional flexibility in allocating purchase payments and Contract Values. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to

                         T. Rowe Price Variable Annuity

modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities. In general, a contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" on page 38 and "Diversification Standards" on page 35. Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

1.    SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE

      Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

2.    SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE

      Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

                         T. Rowe Price Variable Annuity

3.    PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);
      (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans;
      (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

1.    DISTRIBUTION-AT-DEATH RULES

      In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated

                         T. Rowe Price Variable Annuity


      as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.


2.    GIFT OF ANNUITY CONTRACTS

      Generally, gifts of Non-Qualified Plan Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

3.    CONTRACTS OWNED BY NON-NATURAL PERSONS

      If the Contract is held by a Non-Natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of a so-called immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

4.    MULTIPLE CONTRACT RULE

      For  purposes of  determining  the amount of any  distribution  under Code
      Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

5.    POSSIBLE TAX CHANGES

      In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. Although as of the date of this Prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial

                         T. Rowe Price Variable Annuity

      decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

6.    TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

      A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 of the Code. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. Contractowners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition, early distributions from Qualified Plans may be subject to penalty taxes. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These rules and requirements may not be incorporated into our Contract administration procedures. Therefore, Contractowners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following is a brief description of Qualified Plans and the use of the Contract therewith:

1.    SECTION 408

      Section  408  of  the  Code  permits  eligible  individuals  to  establish
      individual   retirement   programs  through  the  purchase  of  Individual
      Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA.

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed $2,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits.

      Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such

                         T. Rowe Price Variable Annuity


      purposes will be provided with such supplementary information as may be required by the Internal Revenue Service, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

      An individual's interest in an IRA must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).


      If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2.

      If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

      Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

2.    TAX PENALTIES


      Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10 percent of the taxable portion of the distribution. The 10 percent penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; or (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases.

                         T. Rowe Price Variable Annuity


      Minimum Distribution Tax. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the owner is subject to a 50 percent tax on the amount that was not properly distributed.


      Excess Distribution Tax. If the aggregate distributions from all IRAs and certain other retirement plans with respect to an individual in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500, as indexed for inflation ($160,000 for 1997), a penalty tax of 15 percent is generally imposed (in addition to any ordinary income tax) on the excess portion of the distribution. The 15 percent excise tax on excess distributions will not apply to withdrawals during calendar years 1997, 1998 and 1999.


3.    WITHHOLDING

      Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10 percent rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


--------------------------------------------------------------------------------

                                OTHER INFORMATION

VOTING OF FUND SHARES

The Company is the legal owner of the shares of the Funds held by the Subaccounts of the Separate Account. The Company will exercise voting rights attributable to the shares of each Portfolio of the Funds held in the Subaccounts at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts of the Separate Account. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular
Portfolio as to which voting instructions may be given to the Company is determined by dividing a Contractowner's Contract Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted.

                         T. Rowe Price Variable Annuity

The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contractowner's Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Contractowners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the written consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts with the consent of Investment Services, if, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account with the written consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another separate account or Subaccount with the written consent of Investment Services.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or

                         T. Rowe Price Variable Annuity

appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contracts to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

A statement will be sent annually to each Contractowner setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Interest Account and the Subaccounts and any other information required by law. Confirmations will also be sent out upon purchase payments, exchanges, loans, loan repayments, and full and partial withdrawals. Certain transactions will be confirmed each quarter. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals and annuity payments.

Each Contractowner will also receive an annual and semiannual report containing financial statements for the Portfolios, which will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

A Contractowner may request an exchange of Contract Value by telephone if an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractowners might not be able to request exchanges by telephone and would have to submit written requests.

                         T. Rowe Price Variable Annuity



By authorizing telephone exchanges, a Contractowner authorizes the Company to accept and act upon telephonic instructions for exchanges involving the Contractowner's Contract, and agrees that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.


DISTRIBUTION OF THE CONTRACT


T. Rowe Price Investment Services, Inc. ("Investment Services") is the distributor of the Contracts. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and Price-Fleming. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly owned subsidiary of T. Rowe Price and is an affiliate of the Funds.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

Legal matters relating to New York law have been passed upon by LeBoeuf, Lamb, Greene & MacRae, New York, New York.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert Price & Rhoads, Washington, DC.


--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.


Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

For the other Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of

                         T. Rowe Price Variable Annuity


total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolios in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts and the usage of performance and other related information, see the Statement of Additional Information.


--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION

REGISTRATION STATEMENT

A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract. Statements contained in this Prospectus, as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS


Financial statements of the Company at December 31, 1996 and 1995 and for the year ended December 31, 1996, and for the period from February 9, 1995 through December 31, 1995, and financial statements of the Separate Account at December 31, 1996, are included in the Statement of Additional Information.



--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The Table of Contents of the Statement of Additional Information is set forth below:


TABLE OF CONTENTS


General Information and History .........................................  1
Distribution of the Contract ............................................  1
Limits on Premiums Paid Under Tax-Qualified Retirement Plans ............  1
Experts .................................................................  2
Performance Information .................................................  2
Financial Statements ....................................................  4

                         T. Rowe Price Variable Annuity

ILLUSTRATIONS

The following tables illustrate how the Contract Values and Withdrawal Values of a hypothetical Contract and systematic withdrawals and annuity payments from a hypothetical Contract may vary over an extended period of time assuming hypothetical rates of return equivalent to constant gross annual rates of return of 0%, 6% and 12%. The values illustrated would be different from those shown if the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below those averages for individual Contract Years.

The hypothetical illustrations assume purchase of a Contract with an initial investment of $20,000 by a New York resident, age 50, whose income tax rate is 31% federal and 7.59% state and whose capital gains tax rate is 28% federal and 7.59% state. The illustrations further assume an Accumulation Period of 15 years and distributions beginning upon the Owner's attained age 65 and continuing until age 90. Two methods of distribution are illustrated: (1) systematic withdrawals in equal amounts over a 25-year distribution period (assuming the owner stops withdrawals after 25 years to begin annuity payments or take a lump-sum withdrawal), and (2) life income with guaranteed payments of 10 years.


The amounts shown for Contract Value, Withdrawal Value, systematic withdrawals and life income with 10 years certain annuity payments reflect the fact that the net investment return on the Subaccounts is lower than the gross investment return as a result of the mortality and expense risk charge levied against the Subaccounts and the daily investment management fee deducted from the Portfolios of the Funds. The management fee is assumed to be equal to 0.85% which is representative of the average investment management fee applicable to the seven Portfolios of the Funds. The management fee includes the ordinary expenses of operating the Funds. For the year ended December 31, 1996, the total expenses of each Portfolio of the Funds were the following percentages of the average daily net assets of the Portfolios: .85% for New America Growth Portfolio; 1.05% for International Stock Portfolio; .85% for Equity Income Portfolio; .90% for Personal Strategy Balanced Portfolio; and .70% for Limited-Term Bond Portfolio.


After deduction of the mortality and expense risk charge and Portfolio expenses described above, the illustrated gross annual investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of -1.4%, 4.6% and 10.6%. The hypothetical values shown in the tables do not reflect any charges against the Subaccounts for income taxes that may be attributable to the Subaccounts in the future since the Company is not currently making these charges. Similarly, the hypothetical values do not reflect deduction of a premium tax charge, as no premium tax is currently imposed in the State of New York. In the event that these charges were to be made, the gross annual investment rate would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the charges in order to produce the values illustrated.

The Withdrawal Values, systematic withdrawals and life income with 10 years certain annuity payments shown are net of the assumed tax rates set forth above. All federal tax calculations assume that state taxes are allowed as a deduction on the federal tax return. The illustrations further assume that any investment losses may be applied in full against other ordinary income or capital gains as applicable.

                         T. Rowe Price Variable Annuity

================================================================================
ACCUMULATION (12.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)
--------------------------------------------------------------------------------
                                                  WITHDRAWAL        CONTRACT
  END OF                           ANNUAL           VALUE             VALUE
POLICY YEAR           AGE        INVESTMENT       (AFTER TAX)      (BEFORE TAX)
--------------------------------------------------------------------------------
 1                    50         $20,000.00        $21,122           $22,087
--------------------------------------------------------------------------------
 2                    51             0              22,362            24,393
--------------------------------------------------------------------------------
 3                    52             0              23,730            26,939
--------------------------------------------------------------------------------
 4                    53             0              25,242            29,750
--------------------------------------------------------------------------------
 5                    54             0              26,911            32,855
--------------------------------------------------------------------------------
 6                    55             0              28,755            36,285
--------------------------------------------------------------------------------
 7                    56             0              30,791            40,072
--------------------------------------------------------------------------------
 8                    57             0              33,040            44,254
--------------------------------------------------------------------------------
 9                    58             0              35,523            48,873
--------------------------------------------------------------------------------
10                    59             0              38,265            53,974
--------------------------------------------------------------------------------
11                    60             0              45,255            59,607
--------------------------------------------------------------------------------
12                    61             0              49,222            65,829
--------------------------------------------------------------------------------
13                    62             0              53,603            72,700
--------------------------------------------------------------------------------
14                    63             0              58,441            80,287
--------------------------------------------------------------------------------
15                    64             0              63,784            88,667
================================================================================


DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)
--------------------------------------------------------------------------------
 BEGINNING                                        SYSTEMATIC           LIFE
    OF                            ANNUAL          WITHDRAWALS         WITH 10
POLICY YEAR           AGE      INVESTMENT         (AFTER TAX)       (AFTER TAX)
--------------------------------------------------------------------------------
16                    65            0              $5,780.69         $3,885.34
--------------------------------------------------------------------------------
17                    66            0               5,780.69          4,123.49
--------------------------------------------------------------------------------
18                    67            0               5,780.69          4,377.59
--------------------------------------------------------------------------------
19                    68            0               5,780.69          4,648.73
--------------------------------------------------------------------------------
20                    69            0               5,780.69          4,938.05
--------------------------------------------------------------------------------
21                    70            0               5,780.69          5,246.75
--------------------------------------------------------------------------------
22                    71            0               5,780.69          5,576.15
--------------------------------------------------------------------------------
23                    72            0               5,780.69          5,927.62
--------------------------------------------------------------------------------
24                    73            0               5,780.69          6,302.66
--------------------------------------------------------------------------------
25                    74            0               5,780.69          6,702.83
--------------------------------------------------------------------------------
26                    75            0               5,780.69          7,129.82
--------------------------------------------------------------------------------
27                    76            0               5,780.69          7,585.43
--------------------------------------------------------------------------------
28                    77            0               5,780.69          8,071.58
--------------------------------------------------------------------------------
29                    78            0               5,780.69          8,590.32
--------------------------------------------------------------------------------
30                    79            0               5,780.69          9,143.82
--------------------------------------------------------------------------------
31                    80            0               5,780.69          9,734.43
--------------------------------------------------------------------------------
32                    81            0               5,780.69         10,364.62
--------------------------------------------------------------------------------
33                    82            0               5,780.69         11,037.05
--------------------------------------------------------------------------------
34                    83            0               5,780.69         11,754.54
--------------------------------------------------------------------------------
35                    84            0               5,780.69         12,520.14
--------------------------------------------------------------------------------
36                    85            0               5,780.69         13,337.04
--------------------------------------------------------------------------------
37                    86            0               5,780.69         14,145.07
--------------------------------------------------------------------------------
38                    87            0               5,780.69         14,806.47
--------------------------------------------------------------------------------
39                    88            0               7,359.76         15,798.89
--------------------------------------------------------------------------------
40                    89            0               8,474.30         16,857.83
--------------------------------------------------------------------------------
41                    90            0               8,755.44*        17,987.75**


*Systematic withdrawals must stop at age 90 at which time the Owner must begin annuity payments or take a lump sum withdrawal.

**Life income annuity payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

                         T. Rowe Price Variable Annuity

================================================================================
ACCUMULATION (6.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)
--------------------------------------------------------------------------------
  END OF                                        WITHDRAWAL          CONTRACT
    OF                        ANNUAL              VALUE              VALUE
POLICY YEAR        AGE      INVESTMENT          (AFTER TAX)        (BEFORE TAX)
--------------------------------------------------------------------------------
 1                 50       $20,000.00            $20,486             $20,904
--------------------------------------------------------------------------------
 2                 51            0                 20,994              21,849
--------------------------------------------------------------------------------
 3                 52            0                 21,525              22,837
--------------------------------------------------------------------------------
 4                 53            0                 22,080              23,870
--------------------------------------------------------------------------------
 5                 54            0                 22,661              24,949
--------------------------------------------------------------------------------
 6                 55            0                 23,267              26,077
--------------------------------------------------------------------------------
 7                 56            0                 23,901              27,255
--------------------------------------------------------------------------------
 8                 57            0                 24,563              28,488
--------------------------------------------------------------------------------
 9                 58            0                 25,256              29,776
--------------------------------------------------------------------------------
10                 59            0                 25,979              31,122
--------------------------------------------------------------------------------
11                 60            0                 27,989              32,529
--------------------------------------------------------------------------------
12                 61            0                 28,926              33,999
--------------------------------------------------------------------------------
13                 62            0                 29,906              35,536
--------------------------------------------------------------------------------
14                 63            0                 30,931              37,143
--------------------------------------------------------------------------------
15                 64            0                 32,002              38,822

================================================================================
DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)
--------------------------------------------------------------------------------
 BEGINNING                                     SYSTEMATIC              LIFE
    OF                         ANNUAL          WITHDRAWALS            WITH 10
POLICY YEAR        AGE       INVESTMENT        (AFTER TAX)          (AFTER TAX)
--------------------------------------------------------------------------------
16                 65            0              $1,567.09            $1,887.98
--------------------------------------------------------------------------------
17                 66            0               1,567.09             1,903.33
--------------------------------------------------------------------------------
18                 67            0               1,567.09             1,918.82
--------------------------------------------------------------------------------
19                 68            0               1,567.09             1,934.47
--------------------------------------------------------------------------------
20                 69            0               1,567.09             1,950.28
--------------------------------------------------------------------------------
21                 70            0               1,567.09             1,966.24
--------------------------------------------------------------------------------
22                 71            0               1,567.09             1,982.36
--------------------------------------------------------------------------------
23                 72            0               1,567.09             1,998.63
--------------------------------------------------------------------------------
24                 73            0               1,567.09             2,015.07
--------------------------------------------------------------------------------
25                 74            0               1,567.09             2,031.67
--------------------------------------------------------------------------------
26                 75            0               1,567.09             2,048.43
--------------------------------------------------------------------------------
27                 76            0               1,567.09             2,065.36
--------------------------------------------------------------------------------
28                 77            0               1,567.09             2,082.45
--------------------------------------------------------------------------------
29                 78            0               1,567.09             2,099.72
--------------------------------------------------------------------------------
30                 79            0               1,567.09             2,117.15
--------------------------------------------------------------------------------
31                 80            0               1,774.75             2,134.76
--------------------------------------------------------------------------------
32                 81            0               2,139.42             2,152.54
--------------------------------------------------------------------------------
33                 82            0               2,165.29             2,170.49
--------------------------------------------------------------------------------
34                 83            0               2,192.34             2,188.63
--------------------------------------------------------------------------------
35                 84            0               2,220.60             2,206.94
--------------------------------------------------------------------------------
36                 85            0               2,250.15             2,225.43
--------------------------------------------------------------------------------
37                 86            0               2,281.03             2,180.47
--------------------------------------------------------------------------------
38                 87            0               2,313.31             1,930.64
--------------------------------------------------------------------------------
39                 88            0               2,347.04             1,949.69
--------------------------------------------------------------------------------
40                 89            0               2,382.31             1,968.92
--------------------------------------------------------------------------------
41                 90            0               2,419.16*            1,988.34**
--------------------------------------------------------------------------------

*Systematic withdrawals must stop at age 90 at which time the Owner must begin annuity payments or take a lump sum withdrawal.

**Life income annuity payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

                         T. Rowe Price Variable Annuity

================================================================================
ACCUMULATION (0.00% HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN)
--------------------------------------------------------------------------------
  END OF                                      WITHDRAWAL          CONTRACT
    OF                        ANNUAL            VALUE               VALUE
POLICY YEAR        AGE      INVESTMENT        (AFTER TAX)        (BEFORE TAX)
--------------------------------------------------------------------------------
 1                 50       $20,000.00          $19,822             $19,721
--------------------------------------------------------------------------------
 2                 51            0               19,647              19,446
--------------------------------------------------------------------------------
 3                 52            0               19,474              19,174
--------------------------------------------------------------------------------
 4                 53            0               19,303              18,907
--------------------------------------------------------------------------------
 5                 54            0               19,135              18,643
--------------------------------------------------------------------------------
 6                 55            0               18,969              18,383
--------------------------------------------------------------------------------
 7                 56            0               18,805              18,126
--------------------------------------------------------------------------------
 8                 57            0               18,644              17,874
--------------------------------------------------------------------------------
 9                 58            0               18,485              17,624
--------------------------------------------------------------------------------
10                 59            0               18,328              17,378
--------------------------------------------------------------------------------
11                 60            0               18,174              17,136
--------------------------------------------------------------------------------
12                 61            0               18,021              16,897
--------------------------------------------------------------------------------
13                 62            0               17,871              16,661
--------------------------------------------------------------------------------
14                 63            0               17,723              16,428
--------------------------------------------------------------------------------
15                 64            0               17,576              16,199


================================================================================
DISTRIBUTION (ANNUAL AFTER-TAX PAYMENTS)
--------------------------------------------------------------------------------
 BEGINNING                                     SYSTEMATIC              LIFE
     OF                        ANNUAL          WITHDRAWALS            WITH 10
POLICY YEAR        AGE       INVESTMENT        (AFTER TAX)          (AFTER TAX)
--------------------------------------------------------------------------------
16                 65            0               $519.79             $991.86
--------------------------------------------------------------------------------
17                 66            0                519.79              961.16
--------------------------------------------------------------------------------
18                 67            0                519.79              924.00
--------------------------------------------------------------------------------
19                 68            0                519.79              880.30
--------------------------------------------------------------------------------
20                 69            0                519.79              838.66
--------------------------------------------------------------------------------
21                 70            0                519.79              799.00
--------------------------------------------------------------------------------
22                 71            0                519.79              761.21
--------------------------------------------------------------------------------
23                 72            0                519.79              725.20
--------------------------------------------------------------------------------
24                 73            0                519.79              690.90
--------------------------------------------------------------------------------
25                 74            0                519.79              658.22
--------------------------------------------------------------------------------
26                 75            0                591.79              627.09
--------------------------------------------------------------------------------
27                 76            0                519.79              597.43
--------------------------------------------------------------------------------
28                 77            0                519.79              569.17
--------------------------------------------------------------------------------
29                 78            0                519.79              542.25
--------------------------------------------------------------------------------
30                 79            0                519.79              516.61
--------------------------------------------------------------------------------
31                 80            0                519.79              492.17
--------------------------------------------------------------------------------
32                 81            0                519.79              468.89
--------------------------------------------------------------------------------
33                 82            0                519.79              446.72
--------------------------------------------------------------------------------
34                 83            0                519.79              425.59
--------------------------------------------------------------------------------
35                 84            0                519.79              405.46
--------------------------------------------------------------------------------
36                 85            0                519.79              386.28
--------------------------------------------------------------------------------
37                 86            0                519.79              368.01
--------------------------------------------------------------------------------
38                 87            0                519.79              350.60
--------------------------------------------------------------------------------
39                 88            0                519.79              334.02
--------------------------------------------------------------------------------
40                 89            0                519.79              318.22
--------------------------------------------------------------------------------
41                 90            0              2,869.92*           1,998.77**


*Systematic withdrawals must stop at age 90 at which time the Owner must begin annuity payments or take a lump sum withdrawal.

**Life income annuity payments will continue for the life of the Annuitant or 10 years, whichever is longer. Accordingly, Annuitants cannot predict the period of time such payments will be made as they will be made over the Annuitant's lifetime (or a minimum period of 10 years).

Accumulated investment losses are assumed to be applied in full against ordinary income or capital gains as applicable.

The hypothetical investment results above are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown.

T. ROWE PRICE
VARIABLE ANNUITY SERVICE CENTER
P.O. BOX 2788
TOPEKA, KANSAS 66601-9804

STATEMENT OF ADDITIONAL INFORMATION
FOR THE VARIABLE ANNUITY


THE T. ROWE PRICE NO-LOAD VARIABLE ANNUITY


[T. ROWE PRICE LOGO]


ISSUED BY FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK



MAY 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION


T. ROWE PRICE VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION


DATE:  MAY 1, 1997




INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT



--------------------------------------------------------------------------------
ISSUED BY:                              MAILING ADDRESS:
First Security Benefit Life Insurance   First Security Benefit Life Insurance
and Annuity Company of New York         and Annuity Company of New York
70 West Red Oak Lane, 4th Floor         c/o T. Rowe Price Variable Annuity
White Plains, New York 10604            Service Center
1-800-355-4570                          P.O. Box 750106
                                        Topeka, Kansas 66675-0106
                                        1-800-469-6587



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 1997. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box 750106, Topeka, Kansas 66675-0106.

                      Statement of Additional Information


--------------------------------------------------------------------------------

CONTENTS

1    General Information and History

1    Distribution of the Contract

1    Limits on Premiums Paid Under Tax-Qualified Retirement Plans


2    Experts


2    Performance Information


4    Financial Statements

                      Statement of Additional Information


--------------------------------------------------------------------------------

                         GENERAL INFORMATION AND HISTORY


For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.


SAFEKEEPING OF ASSETS

The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.


--------------------------------------------------------------------------------

                          DISTRIBUTION OF THE CONTRACT

T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company.


--------------------------------------------------------------------------------

          LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 408


Premiums paid under a Contract used in connection with an individual retirement annuity (IRA) that is described in Section 408 of the Internal Revenue Code are subject to the limits on contributions to IRA's under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an IRA are limited to the lesser of $2,000 per year or the Owner's annual compensation. An additional $2,000 may be contributed if the Owner has a spouse with little or no compensation for the year, provided distinct accounts are maintained for the Owner and his or her spouse, and no more than $2,000 is contributed to either account in any one year. The extent to which an Owner may deduct contributions to an IRA depends on the modified adjusted gross income of the Owner and his or her spouse for the year and whether either participates in another employer-sponsored retirement plan.


Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified

                      Statement of Additional Information



employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $30,000. Salary reduction contributions, if any, are subject to additional annual limits. Salary reduction simplified employee pensions ("SARSEPs") have been repealed; however, SARSEPs established prior to January 1, 1997 may continue to receive contributions.



--------------------------------------------------------------------------------


                                     EXPERTS

Ernst & Young LLP, independent auditors, perform certain accounting and auditing services for the Company and the Separate Account. The financial statements of the Company at December 31, 1996 and 1995 and for the year ended December 31, 1996 and the period from February 9, 1995 to December 31, 1995, are included in this Statement of Additional Information. The financial statements of the Separate Account for the year ended December 31, 1996, are also included in this Statement of Additional Information. The financial statements have been audited by Ernst & Young LLP, as set forth in their reports thereon appearing herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.



--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.


Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield  =  [ (  Base Period Return  +  1  )  365/7  ]  -  1

A yield calculation is not yet available for the Prime Reserve Subaccount as it did not begin operations until January 2, 1997.

Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:


YIELD  =  2  [ ( a - b + 1)6 - 1]
                  cd

where a = net investment income earned during the period by the Portfolio attributable to shares owned by the Subaccount,

      b = expenses accrued for the period (net of any reimbursements),

                      Statement of Additional Information


      c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

      d = the maximum offering price per Accumulation Unit on the last day of the period.


For the 30-day period ended December 31, 1996, the yield of the Limited-Term Bond Subaccount was 6.04%


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.


Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return will include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

For the one year period ended December 31, 1996, the average annual total return of New America Growth Subaccount, International Stock Subaccount, Equity Income Subaccount, Personal Strategy Balanced Subaccount, and Limited-Term Bond Subaccount was 19.40%, 14.12%, 18.93%, 13.53%, and 2.73%, respectively. For the period from March 31, 1994 (Portfolio date of inception) to December 31, 1996, the average annual total return for the New America Growth Subaccount, International Stock Subaccount, and Equity Income Subaccount was 23.93%, 9.38%, and 20.21%, respectively. For the period from December 30, 1994 (Portfolio date of inception) to December 31, 1996, the average annual total return for the Personal Strategy Balanced Subaccount was 20.53%. For the period from May 13, 1994 (Portfolio date of inception) to December 31, 1996, the average annual total return for the Limited-Term Bond Subaccount was 5.37%. Total return information is not yet available for the Mid-Cap Growth Subaccount as it did not begin operations until January 2, 1997.


Performance  information  for a  Subaccount  may be  compared,  in  reports  and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporate Index, the Morgan Stanley Capital International's EAFE Index, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general or representative of a particular type of security; (ii) other variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by The Variable Annuity Research and Data Service ("VARDS"), an independent service which monitors and ranks the performance of variable annuity issues by investment objectives on an industry-wide basis or tracked by other services, companies,

                      Statement of Additional Information


publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Reports and promotional  literature may also contain other information including
(i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS


The financial statements of the Company at December 31, 1996 and 1995, and for the year ended December 31, 1996, and the period February 9, 1995 through December 31, 1995, and the financial statements of the Separate Account at December 31, 1996 and for the year ended December 31, 1996, are set forth herein, starting on page 5.


The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


--------------------------------------------------------------------------------

                                    CONTENTS


Audited Financial Statements - Separate Account

5    Report of Independent Auditors

6    Balance Sheet

7    Statement of Operations and Changes in Net Assets

8    Notes to Financial Statements

                      Statement of Additional Information


                         Report of Independent Auditors

The Contract Owners of T. Rowe Price Variable Annuity
   Account of First Security Benefit Life Insurance and
   Annuity Company of New York and The Board of
   Directors of First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                            ERNST & YOUNG LLP

February 7, 1997

                      Statement of Additional Information


                         T. ROWE PRICE VARIABLE ANNUITY
                                 Balance Sheet

                                December 31, 1996
                             (DOLLARS IN THOUSANDS)

Assets
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 130,198 shares at net
      asset value of $17.67 per share (cost, $2,198)             $2,301

    International Stock Portfolio - 87,096 shares at net
      asset value of $12.64 per share (cost, $1,036)              1,101

    Equity Income Portfolio - 174,577 shares at net
      asset value of $15.26 per share (cost, $2,483)              2,664

    Personal Strategy Balanced Portfolio - 39,911 shares
      at net asset value of $13.44 per share (cost, $512)           536

    Limited-Term Bond Portfolio - 73,958 shares at net
      asset value of $4.93 per share (cost, $366)                   365
--------------------------------------------------------------------------------
Total Assets                                                     $6,967
================================================================================

Net assets
  Net assets are represented by (NOTE 3):

                                              Number      Unit
                                              of Units    Value
--------------------------------------------------------------------------------
    New America Growth Subaccount:
      Accumulation units                      143,768     $16.00     $2,301

    International Stock Subaccount:
      Accumulation units                       86,235      12.77      1,101

    Equity Income Subaccount:
      Accumulation units                      181,250      14.70      2,664

    Personal Strategy Balanced Subaccount:
      Accumulation units                       39,697      13.51        536

    Limited-Term Bond Subaccount:
      Accumulation units                       33,375      10.92        365
--------------------------------------------------------------------------------
Total net assets                                                     $6,967
================================================================================

SEE ACCOMPANYING NOTES.

                      Statement of Additional Information


                         T. ROWE PRICE VARIABLE ANNUITY
               Statement of Operations and Changes in Net Assets

                               December 31, 1996
                                 (IN THOUSANDS)


----------------------------------------------------------------------------------------------
                                   New        Inter-                   Personal     Limited-
                                 America     national      Equity      Strategy       Term
                                 Growth       Stock        Income      Balanced       Bond
                               Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
----------------------------------------------------------------------------------------------
Dividend distributions:            $    2       $    9       $   45         $ 11         $ 14

Expenses:
  Mortality and expense
    risk fee                           (6)          (3)          (7)          (2)          (1)
----------------------------------------------------------------------------------------------
Net investment income (loss)           (4)           6           38            9           13

Capital gains distributions            15            5           11            9            -

Realized gain on
  investments                          24            7           15            4            -

Unrealized appreciation
  (depreciation) on
  investments                         103           65          181           24           (1)
----------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments          138           77          207           37           (1)
----------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations           138           83          245           46           12

Net assets at beginning
  of period                             -            -            -            -            -

Variable annuity deposits
  (NOTES 2 AND 3)                   2,318        1,094        2,526          543          834

Terminations and withdrawals
  (NOTES 2 AND 3)                    (155)         (76)        (107)         (53)        (481)
----------------------------------------------------------------------------------------------
Net assets at end of year          $2,301       $1,101       $2,664         $536         $365
==============================================================================================

SEE ACCOMPANYING NOTES.

                      Statement of Additional Information


                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into five subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund. Purchase payments received by the Account are invested in one of the Portfolios of either T. Rowe Price Equity Series, Inc.,
T. Rowe Price Fixed Income Series, Inc. or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the Owners, purchase payments are invested in shares of New America Growth Portfolio
- emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows:

                                                   1996
                                      --------------------------------
                                         COST OF         PROCEEDS
                                        PURCHASES       FROM SALES
                                      --------------------------------
                                              (IN THOUSANDS)

New America Growth Portfolio               $2,498           $324
International Stock Portfolio               1,151            122
Equity Income Portfolio                     2,813            345
Personal Strategy Balanced Portfolio          578             70
Limited-Term Bond Portfolio                   872            506

                      Statement of Additional Information


ANNUITY RESERVES

As of December 31, 1996, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                       UNITS
                                                --------------------
                                                       1996
                                                --------------------
                                                  (IN THOUSANDS)

New America Growth Subaccount:
   Variable annuity deposits                             154
   Terminations and withdrawals                           11
International Stock Subaccount:
   Variable annuity deposits                              92
   Terminations and withdrawals                            6
Equity Income Subaccount:
   Variable annuity deposits                             189
   Terminations and withdrawals                            8
Personal Strategy Balanced Subaccount:
   Variable annuity deposits                              44
   Terminations and withdrawals                            4
Limited-Term Bond Subaccount:
   Variable annuity deposits                              77
   Terminations and withdrawals                           44

                      Statement of Additional Information


                      FIRST SECURITY BENEFIT LIFE INSURANCE
                         AND ANNUITY COMPANY OF NEW YORK

                              FINANCIAL STATEMENTS


                        YEAR ENDED DECEMBER 31, 1996 AND
                        THE PERIOD FROM FEBRUARY 9, 1995
                              TO DECEMBER 31, 1995




                                    CONTENTS

11   Report of Independent Auditors

Audited Financial Statements


12   Balance Sheets
13   Statements of Income
14   Statements of Changes in Stockholder's Equity
15   Statements of Cash Flows
16   Notes to Financial Statements

                      Statement of Additional Information


                         Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 1996 and 1995, and the related statements of income, changes in stockholder's equity and cash flows for the year ended December 31, 1996 and the period from February 9, 1995 to December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for the year ended December 31, 1996 and the period from February 9, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

As discussed in NOTE 1 to the financial statements, in 1996, the Company adopted certain accounting changes to conform with generally accepted accounting principles for mutual life insurance enterprises and their stock life subsidiaries and retroactively restated the 1995 financial statements for the change.

                                                             ERNST & YOUNG LLP

February 7, 1997

                      Statement of Additional Information


                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                                 Balance Sheets

                                                          DECEMBER 31
                                                     1996             1995*
                                                --------------------------------
                                                         (IN THOUSANDS)

ASSETS
Investments:
   Fixed maturities available-for-sale,
     at fair value (NOTE 2)                        $ 6,970           $7,313
Cash                                                    75              539
Accrued investment income                               90              102
Reinsurance recoverable (NOTE 5)                       240              247
Deferred policy acquisition costs                       35                -
Other assets                                           164              205
Separate account assets                              6,967                -
                                                --------------------------------
                                                   $14,541           $8,406
                                                ================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity                     $   599           $  822
     account values (NOTE 5)
   Other liabilities                                    26              531
   Deferred income taxes (NOTE 3)                       88              145
   Separate account liabilities                      6,967                -
                                                --------------------------------
Total liabilities                                    7,680            1,498

Stockholder's equity:
   Common capital stock, par
     value $10 per share;
     200,000 shares authorized,
     issued and outstanding                          2,000            2,000
   Additional paid-in capital                        4,600            4,600
   Unrealized appreciation of securities
     available-for-sale, net                           116              233
   Retained earnings                                   145               75
                                                --------------------------------
Total stockholder's equity                           6,861            6,908
                                                --------------------------------
                                                   $14,541           $8,406
                                                ================================

*As restated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Statement of Additional Information


                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                               Statement of Income

                                                          PERIOD FROM
                                                          FEBRUARY 9,
                                           YEAR ENDED       1995 TO
                                          DECEMBER 31,    DECEMBER 31,
                                              1996           1995*
                                         ---------------------------------
                                                   (IN THOUSANDS)

Revenues:
   Net investment income                        $476           $405
   Asset based fees                               19              -
   Realized losses on investments                 (2)             -
                                         ---------------------------------
Total revenues                                   493            405

Benefits and expenses:
   Interest credited to annuity
     account balances                             16              -
   Operating expenses                            368            285
   Amortization of deferred policy
     acquisition costs                             2              -
                                         ---------------------------------
Total benefits and expenses                      386            285
                                         ---------------------------------
Income before income taxes                       107            120
Income taxes (NOTE 3)                             37             45
                                         --------------------------------
Net income                                      $ 70           $ 75
                                         =================================

*As restated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Statement of Additional Information


                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                  Statement of Changes in Stockholder's Equity

                                                                              UNREALIZED
                                                                             APPRECIATION
                                                                            (DEPRECIATION)
                                                              ADDITIONAL     OF SECURITIES
                                                 COMMON        PAID-IN        AVAILABLE-      RETAINED
                                                  STOCK        CAPITAL         FOR-SALE       EARNINGS
                                              ------------------------------------------------------------
                                                                    (IN THOUSANDS)

Balance at February 8, 1995 (capitalized)          $2,000        $4,000            $  -         $  -
   Net income                                           -             -               -           75
   Net assets of Pioneer National Life
     Insurance Company at merger                        -           600               -            -
   Change in unrealized appreciation of
     securities available-for-sale, net
     of income taxes                                    -             -             233            -
                                              ----------------------------------------------------------
Balance at December 31, 1995*                       2,000         4,600             233           75
   Net income                                           -             -               -           70
   Change in unrealized appreciation of
     securities available-for-sale, net
     of income taxes                                    -             -            (117)           -
                                              ==========================================================
Balance at December 31, 1996                       $2,000        $4,600            $116         $145
                                              ==========================================================

*As restated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Statement of Additional Information


                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                             Statement of Cash Flows

                                                                  PERIOD FROM
                                                                  FEBRUARY 9,
                                                    YEAR ENDED      1995 TO
                                                    ECEMBER 31,   DECEMBER 31,
                                                       1996          1995*
                                                    ----------------------------
                                                          (IN THOUSANDS)

OPERATING ACTIVITIES
Net income                                            $   70        $    75
Adjustments to reconcile net
   income to net cash provided
   by (used in) operating activities:
     Decrease in reinsurance recoverable                   7              -
     Policy acquisition costs deferred                   (37)             -
     Policy acquisition costs amortized                    2              -
     Provision for deferred income taxes                  12              -
     Decrease in policy reserves                          (7)             -
     Interest credited to annuity account balances        16              -
     Decrease in other liabilities                      (505)             -
     Other                                                43            287
                                                    ----------------------------
 Net cash provided by (used in)
   operating activities                                 (399)           362

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
   Fixed maturities available-for-sale                 1,022            163
Acquisition of investments:
   Fixed maturities available-for-sale                  (855)        (2,460)
                                                    ----------------------------
Net cash provided by (used in)
  investing activities                                   167         (2,297)

FINANCING ACTIVITIES
Annuity products:
   Deposits credited to account balances                 470            575
   Withdrawals from account balances                    (702)             -
Transfer of net assets in merger                           -            600
                                                    ----------------------------
Net cash provided by (used in)
  financing activities                                  (232)         1,175
                                                    ----------------------------
Net decrease in cash                                    (464)          (760)
Cash at beginning of period                              539          1,299
                                                    ----------------------------
Cash at end of period                                 $   75        $   539
                                                    ============================

*As restated

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      Statement of Additional Information


                          Notes to Financial Statements

                                December 31, 1996


1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

First Security Benefit Life Insurance and Annuity Company of New York (the Company) was capitalized as a New York company on February 8, 1995. The Company is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in a variable annuity product with separate account assets managed by a single investment advisor.

The Company is a wholly-owned subsidiary of Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of Security Benefit Life Insurance Company (SBL), a mutual life insurance company. During 1995, Pioneer National Life Insurance Company (PNL), a wholly-owned subsidiary of SBG, was merged with the Company. The net assets of PNL were transferred to the Company and are reflected as a direct increase to stockholder's equity in the financial statements.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared on the basis of generally accepted accounting principles (GAAP). Prior to 1996, the Company prepared its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices were considered GAAP for mutual life insurance companies and their stock life insurance subsidiaries. Financial Accounting Standards Board (FASB) Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended, which is effective for 1996 annual financial statements and thereafter, no longer permits statutory-basis financial statements to be described as being prepared in conformity with GAAP. Accordingly, the Company has adopted GAAP, including
Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," and Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which address the accounting for long-duration and short-duration insurance and reinsurance contracts, including all participating business.

Pursuant to the requirements of FASB Interpretation No. 40 and SFAS No. 120, the effect of the changes in accounting have been applied retroactively, and the previously issued 1995 financial statements have been restated for the change. The adoption had the effect of increasing net income during 1996 by $23,000 and had no effect on net income during 1995.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accom-panying notes. Actual results could differ from those estimates.

                      Statement of Additional Information


INVESTMENTS

Fixed maturities have been classified as available-for-sale and are stated at fair value with the unrealized appreciation or depreciation, net of adjustment of deferred income taxes, reported in a separate component of stockholder's equity and, accordingly, have no effect on net income. The amortized cost of fixed maturities classified as available-for-sale is adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are recognized over the estimated lives of the assets adjusted for prepayment activity.

Short-term investments are reported at cost, adjusted for amortization of premiums and accrual of discounts. The Company was not invested in short-term investments at December 31, 1996 and 1995. Realized gains and losses on sales of investments are recognized in revenues on the specific identification method.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issue, underwriting and marketing costs incurred to acquire or renew deferred annuity business that vary with and are primarily related to the production of new and renewal business have been deferred.

For deferred annuity business, deferred policy acquisition costs are amortized in proportion to the present value (discounted at the crediting rate) of expected gross profits from investment, mortality and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

SEPARATE ACCOUNT

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contractholders who bear the investment risk. The separate account is established in conformity with New York insurance laws and is not chargeable with liabilities that arise from any other business of the Company. Assets held in the separate account are carried at quoted market values, or where quoted market values are not available, at fair market value as determined by the investment manager for the separate account assets, T. Rowe Price Associates, Inc. (or an affiliated company). Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contractholders, are excluded from the amounts reported in the accompanying statements of income. Investment income and gains or losses arising from the separate account accrue directly to the contractholders and are, therefore, not included in investment earnings in the accompanying statements of income. Revenues to the Company from the separate account consist principally of mortality and expense risk charges.

FUTURE POLICY BENEFITS AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent accumulated contract values, without reduction for potential surrender charges and deferred front-end contract charges that are amortized over the life of the policy. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 4.35% to 5.55% during 1996 and were 4.70% during 1995.

                      Statement of Additional Information


INCOME TAXES

Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under that method, deferred tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expenses or credits reflected in the Company's statements of income are based on changes in deferred tax assets or liabilities from period to period (excluding the adjustment for SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," which is charged or credited directly to stockholder's equity).

RECOGNITION OF REVENUES

Revenues  from   investment-type   contracts  (deferred  annuities)  consist  of
mortality and expense risk charges assessed against contractholder account balances during the period.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

     Investment securities: Fair values for fixed maturities are based on quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Investment-type contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

STATUTORY FINANCIAL INFORMATION

The Company  prepares  statutory-basis  financial  statements in accordance with accounting practices prescribed or permitted by the New York insurance regulatory authorities. Accounting practices used to prepare statutory-basis financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future. The New York Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York insurance laws. The following reconciles the Company's statutory surplus and net income determined in accordance with accounting practices prescribed or

                      Statement of Additional Information


permitted by the New York Insurance Department with net income and stockholder's equity on a GAAP basis.

                                             NET INCOME    STOCKHOLDER'S EQUITY
                                         --------------------------------------
                                           1996     1995      1996      1995
                                         --------------------------------------

Based on statutory accounting practices     $47      $75    $6,549    $6,465
Investment carrying amounts                   -        -       192       378
Deferred policy acquisition costs            35        -        35         -
Deferred income taxes                       (12)       -       (88)     (145)
Investment reserve                            -        -         9         5
Nonadmitted assets                            -        -       164       205
                                         --------------------------------------
Based on GAAP                               $70      $75    $6,861    $6,908
                                         ======================================

Under the laws of the state of New York, the Company is required to maintain minimum capital and surplus of $6,000,000.

2.  INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of fixed maturities available-for-sale at December 31, 1996 and 1995 is as follows:

                                                DECEMBER 31, 1996
                            ----------------------------------------------------
                                             GROSS          GROSS
                             AMORTIZED     UNREALIZED    UNREALIZED     FAIR
                               COST          GAINS         LOSSES      VALUE
                            ----------------------------------------------------
                                                 (IN THOUSANDS)

U.S. Treasury securities         $3,829         $149         $  -       $3,978
Corporate securities                649            4            2          651
Mortgage-backed securities        2,300           41            -        2,341
                            ----------------------------------------------------
Total fixed maturities           $6,778         $194         $  2       $6,970
                            ====================================================

                                                DECEMBER 31, 1995
                            ----------------------------------------------------
                                             GROSS          GROSS
                             AMORTIZED     UNREALIZED    UNREALIZED     FAIR
                               COST          GAINS         LOSSES      VALUE
                            ----------------------------------------------------
                                                 (IN THOUSANDS)

U.S. Treasury securities         $4,397         $305         $  -       $4,702
Mortgage-backed securities        2,328           65            -        2,393
Other fixed maturities              210            8            -          218
                            ====================================================
Total fixed maturities           $6,935         $378         $  -       $7,313
                            ====================================================

The change in the Company's net unrealized appreciation on fixed maturities was $(186,000) and $378,000 during 1996 and 1995, respectively.

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      Statement of Additional Information


                                            AMORTIZED           FAIR
                                              COST             VALUE
                                         -----------------------------
                                                  (IN THOUSANDS)

Due in one year or less                      $    -           $    -
Due after one year through five years         3,899            4,035
Due after five years through 10 years           240              257
Due after 10 years                              339              337
                                         -----------------------------
                                              4,478            4,629
Mortgage-backed securities                    2,300            2,341
                                         -----------------------------
                                             $6,778           $6,970
                                         =============================

At December 31, 1996, fixed maturities available-for-sale with a carrying amount of $550,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

The Company did not hold any investments that individually exceeded 10% of stockholder's equity at December 31, 1996 except for securities guaranteed by the U.S. government or an agency of the U.S. government.

Major categories of net investment income are summarized as follows:

                                           1996               1995
                                   -------------------------------------
                                              (IN THOUSANDS)

Interest on fixed maturities                $499              $418
Other                                          7                 8
                                   -------------------------------------
Total investment income                      506               426

Investment expenses                           30                21
                                   -------------------------------------
Net investment income                       $476              $405
                                   =====================================

Proceeds from sales of fixed maturities available-for-sale and related realized gains and losses, including valuation adjustments, are as follows:

                                    1996             1995
                             ------------------------------------
                                         (IN THOUSANDS)

Proceeds from sales                   $574            $  -
Gross realized gains                     3               -
Gross realized losses                    5               -

There were no other realized gains or losses during 1996 or 1995.

The composition of the Company's portfolio of fixed maturities by quality rating at December 31, 1996 is as follows:

                                        CARRYING
          QUALITY RATING                 AMOUNT             %
     --------------------------------------------------------------
                                     (IN THOUSANDS)
              AAA                       $6,656             95.5%
              AA                           110              1.6
              A                            103              1.5
              BBB                          101              1.4
                                    -------------------------------
                                        $6,970            100.0%
                                    ===============================

                      Statement of Additional Information


3.  FEDERAL INCOME TAXES

The Company files a life/nonlife consolidated federal income tax return with SBL. Income taxes are allocated to the Company on the basis of its filing a separate return. The provision for income taxes includes current federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such differences relate principally to deferred policy acquisition costs and unrealized appreciation on securities available-for-sale.

Income tax expense consists of the following for the year ended December 31, 1996 and the period from February 9, 1995 to December 31, 1995:

                                      1996             1995
                               ------------------------------------
                                         (IN THOUSANDS)

Current                                $25                $45
Deferred                                12                  -
                               ------------------------------------
Income tax expense                     $37                $45
                               ====================================

Income taxes paid by the Company were $32,000 and $23,000 during 1996 and 1995, respectively.

Net deferred tax liabilities consist of the following:

                                     1996         1995
                                  -----------------------
                                      (IN THOUSANDS)

Total deferred tax assets              $ -         $  -
Total deferred tax liabilities          88          145
                                  =======================
Net deferred tax liabilities           $88         $145
                                  =======================

Prior to 1984, a portion of PNL's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 1996 was $273,000, and the related tax payable would be approximately $95,000. Management does not intend to take actions, nor does management expect any events to occur that would cause income taxes to become payable on that amount.

4.  RELATED-PARTY TRANSACTIONS

SBL provides management and administrative services to the Company. The Company paid SBL $144,000 and $132,000 during 1996 and 1995, respectively, for such services.

The Company's policy reserves at December 31, 1995 included an annuity contract issued to its parent totaling $575,000.

                      Statement of Additional Information


5.  REINSURANCE

In addition to those transactions discussed in NOTE 4, the Company also cedes reinsurance to SBL to provide additional capacity for growth.

Principal reinsurance transactions are summarized as follows:

                                1996      1995
                            -------------------
                                (IN THOUSANDS)

Reinsurance ceded:
   Premiums paid                 $4       $2
                            ===================
   Claim recoveries              $9       $1
                            ===================

In the accompanying financial statements, premiums and benefits are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if the reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 1996 and 1995, the Company had established a receivable totaling $240,000 and $247,000, respectively, for reinsurance claims and other receivables from its reinsurer.

6.  CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the
Company to estimate the following fair value disclosures for financial instruments are set forth in NOTE 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                     DECEMBER 31, 1996      DECEMBER 31, 1995
                                    --------------------------------------------
                                     CARRYING    FAIR       CARRYING     FAIR
                                      AMOUNT     VALUE       AMOUNT      VALUE
                                    --------------------------------------------
                                                  (IN THOUSANDS)

Fixed maturities (NOTE 2)             $6,970    $6,970       $7,313     $7,313
Cash                                      75        75          539        539
Accrued investment income                 90        90          102        102
Investment-type insurance contracts
                                         359       335          575        575

T. ROWE PRICE

VARIABLE ANNUITY SERVICE CENTER
P.O. BOX 750106
TOPEKA, KANSAS 66675-0106

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              All required financial statements are included in Part B of this Registration Statement.

         (b)  Exhibits

              (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(a)

              (2)   Not Applicable

              (3)   Not Applicable

              (4)   Sample Contract(b)

              (5)   Form of Application(b)

              (6)   (a) Articles of Incorporation of First Security Benefit Life
                        Insurance and Annuity Company of New York(a)

                    (b) Bylaws of First Security  Benefit Life Insurance and
                        Annuity Company of New York(a)

              (7)   Not Applicable

              (8)   Not Applicable

              (9)   Not Applicable

             (10)   Consent of Independent Auditors

             (11)   Not Applicable

             (12)   Not Applicable

             (13)   Schedule of Computation of Performance

             (14)   Financial Data Schedules

             (15)   Powers of Attorney of Howard R. Fricke, T. Gerald Lee, Roger
                    K. Viola, Donald J. Schepker, John E. Hayes, Jr., James R. Schmank, Lee Laino and Katherine White.

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Pre-Effective  Amendment No. 2, File No.  33-83240 (March 21,
     1995).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940, File No. 33-83240 (January 2, 1997).

ITEM 25.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                POSITIONS AND OFFICES
BUSINESS ADDRESS                  WITH DEPOSITOR

Howard R. Fricke*                 President, CEO and Director

Peggy S. Avey                     Assistant Secretary and
70 West Red Oak Lane-4th Floor    Chief Administrative Officer
White Plains, New York 10604

Donald J. Schepker*               Vice President and Director

James R. Schmank*                 Director, Vice President and Treasurer

Roger K. Viola*                   Secretary, Vice President and Director

Thomas Gerald Lee*                Vice President and Director

Jane Boisseau                     Director
125 W. 55th Street
New York, NY 10019-5389

John E. Hayes, Jr.                Director
P.O. Box 889
Topeka, KS 66601

Lee Laino                         Director
444 Madison Avenue
New York, NY 10022

Katherine White                   Director
32 Avenue of the Americas
125 W. 55th Street
New York, NY 10019-5389

Mark E. Young*                    Assistant Vice President

J. Timothy Gaule*                 Valuation Actuary

*Located at 700 Harrison Street, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
                  DEPOSITOR OR REGISTRANT

         The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Group, Inc., which is wholly owned by Security Benefit Life Insurance Company. No one person holds more than approximately 0.0004% of the voting power of SBL. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

         The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

                                                               PERCENT OF
                                                                 VOTING
                                          JURISDICTION         SECURITIES
                  NAME                  OF INCORPORATION      OWNED BY SBL
--------------------------------------------------------------------------------
Security Benefit Life Insurance Company        Kansas             -----
(Mutual Life Insurance Company)

Security Benefit Group, Inc. (Holding          Kansas              100%
Company)

Security Management Company, LLC               Kansas              100%
(Investment Adviser)

Security Distributors, Inc.                    Kansas              100%
(Broker/Dealer, Principal Underwriter
of Mutual Funds)

Security Benefit Academy, Inc. (Daycare        Kansas              100%
Company)

Creative Impressions, Inc.                     Kansas              100%
(Advertising Agency)

Security Benefit Clinic and Hospital           Kansas              100%
(Nonprofit provider of hospital
benevolences for fraternal certificate
holders)

First Advantage Insurance Agency, Inc.         Kansas              100%

         First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: None

ITEM 27.          NUMBER OF CONTRACT OWNERS

         As of March 1, 1997, there were 245 owners of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Contracts.

ITEM 28.          INDEMNIFICATION

         The bylaws of First Security Benefit Life Insurance and Annuity Company of New York include the following provision:

         The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

         Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a subsidiary of T. Rowe Price Associates, Inc., serves as distributor of the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York contracts. Investment Services receives no compensation for distributing the Contracts.
Investment Services also serves as principal underwriter for the following investment companies:

T. Rowe Price Growth Stock Fund, Inc.; T. Rowe Price New
Horizons Fund, Inc.; T. Rowe Price New Era Fund, Inc.; T. Rowe Price New Income Fund, Inc.; T. Rowe Price Growth & Income Fund, Inc.; T. Rowe Price Prime Reserve Fund, Inc.; T. Rowe Price Tax-Free Income Fund, Inc.; T. Rowe Price Tax-Exempt Money Fund, Inc.; T. Rowe Price Short-Term Bond Fund, Inc.; T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc.; T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.; T. Rowe Price High Yield Fund, Inc.; T. Rowe Price Tax-Free High Yield Fund, Inc.; T. Rowe Price GNMA Fund; T. Rowe Price Equity Income Fund; T. Rowe Price New America Growth Fund; T. Rowe Price Capital Appreciation Fund; T. Rowe Price Capital Opportunity Fund, Inc.; T. Rowe Price Science & Technology Fund, Inc.; T. Rowe Price Health Services Fund, Inc. T. Rowe Price Small-Cap Value Fund, Inc.; T. Rowe Price U.S. Treasury Funds, Inc. (which includes U.S. Treasury Money Fund, U.S. Treasury Intermediate Fund and U.S. Treasury Long-Term Fund); T. Rowe Price State Tax-Free Income Trust (which includes Maryland Tax-Free Bond Fund, New York Tax-Free Bond Fund, New York Tax-Free

Money Fund, Virginia Tax-Free Bond Fund, New Jersey Tax-Free Bond Fund, Georgia Tax-Free Bond Fund, Florida Insured Intermediate Tax-Free Fund, and Maryland Short-Term Tax-Free Bond Fund); T. Rowe Price California Tax-Free Income Trust (which includes California Tax-Free Bond Fund and California Tax-Free Money
Fund); T. Rowe Price Index Trust, Inc. (which includes the T. Rowe Price Equity Index Fund); T. Rowe Price Spectrum Fund, Inc. (which includes the Spectrum Growth Fund and Spectrum Income Fund); T. Rowe Price Short-Term U.S. Government Fund, Inc.; T. Rowe Price Value Fund, Inc.; T. Rowe Price Balanced Fund, Inc.;
T. Rowe Price Mid-Cap Growth Fund, Inc.; T. Rowe Price OTC Fund, Inc., (which includes T. Rowe Price OTC Fund); T. Rowe Price Blue Chip Growth Fund, Inc.; T. Rowe Price Dividend Growth Fund, Inc.; T. Rowe Price Summit Funds, Inc. (which includes Summit Cash Reserves Fund, Summit Limited-Term Bond Fund and Summit GNMA Fund); T. Rowe Price Summit Municipal Funds, Inc. (which includes Summit Municipal Money Market Fund, Summit Municipal Intermediate Fund, Summit Municipal Income Fund); T. Rowe Price Corporate Income Fund, Inc.; CUNA Mutual Funds, Inc. (which includes CUNA Mutual tax-free Intermediate-Term Fund, CUNA Mutual U.S. Government Income Fund and CUNA Mutual Cornerstone Fund); T. Rowe Price Equity Series, Inc., (which includes T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio and T. Rowe Price Personal Strategy Balanced Portfolio); T. Rowe Price Fixed Income Series, Inc. (which includes T. Rowe Price Limited-Term Bond Portfolio); T. Rowe Price International Series, Inc. (which includes T. Rowe Price International Stock Portfolio); Personal Strategy Funds, Inc. (which includes T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and Personal Strategy Growth Fund); T. Rowe Price International Funds, Inc. (which includes the T. Rowe Price International Stock Fund, T. Rowe Price International Bond Fund, T.
Rowe Price International Discovery Fund, T. Rowe Price European Stock Fund, T. Rowe Price New Asia Fund, T. Rowe Price Global Government Bond Fund, T. Rowe Price Japan Fund, T. Rowe Price Short-Term Global Fund, T. Rowe Price Latin America Fund, T. Rowe Price Emerging Markets Stock Fund, T. Rowe Price Global Stock Fund, and T. Rowe Price Emerging Markets Bond Fund); Frank

Russell Investment Securities Fund; the RPF International Bond Fund; and the Institutional International Funds, Inc. (which includes the Foreign Equity
Fund).

(b)

          NAME AND PRINCIPAL                    POSITION AND OFFICES
          BUSINESS ADDRESS*                     WITH UNDERWRITER
          ------------------                    ------------------
          Mark E. Rayford                       Director
          James S. Riepe                        President and Director
          Patricia M. Archer                    Vice President
          Edward C. Bernard                     Vice President
          Joseph C. Bonasorte                   Vice President
          Meredith C. Callanan                  Vice President
          Laura H. Chasney                      Vice President
          Victoria C. Collins                   Vice President
          Christopher W. Dyer                   Vice President
          Forrest R. Foss                       Vice President
          James W. Graves                       Vice President
          Andrea G. Griffin                     Vice President
          David J. Healy                        Vice President
          Joseph P. Healy                       Vice President
          Walter J. Helmlinger                  Vice President
          Eric G. Knauss                        Vice President
          Henry H. Hopkins                      Vice President and Director
          Douglas G. Kremer                     Vice President
          Sharon R. Krieger                     Vice President
          Keith Wayne Lewis                     Vice President
          David L. Lyons                        Vice President
          Sarah McCafferty                      Vice President
          Maurice Albert Minerbi                Vice President
          Nancy M. Morris                       Vice President
          George A. Murnaghan                   Vice President
          Steven E. Norwitz                     Vice President
          Kathleen M. O'Brien                   Vice President
          Pamela D. Preston                     Vice President
          Lucy Beth Robins                      Vice President
          John Richard Rockwell                 Vice President
          Monica R. Tucker                      Vice President
          Charles E. Vieth                      Vice President and Director
          William F. Wendler, II                Vice President
          Terrie L. Westren                     Vice President
          Jane F. White                         Vice President
          Thomas R. Woolley                     Vice President
          Alvin M. Younger, Jr.                 Treasurer and Secretary
          Mark S. Finn                          Controller

* Unless otherwise indicated, the business address of each of Investment Services' officers and directors is 100 East Pratt Street, Baltimore, Maryland 21202.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its administrative offices--70 West Red Oak Lane, 4th Floor, White Plains, New York 10604.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen
(16) months old for so long as payments under the Variable Annuity contracts may be accepted.

(b) Registrant undertakes that it will affix to or include a post card as part of the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York Prospectus that an applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

(e) Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas, on this 23rd day of April, 1997.

SIGNATURES AND TITLES

Howard R. Fricke               FIRST SECURITY BENEFIT LIFE INSURANCE AND
President and Director         ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR)

                               By: ROGER K. VIOLA
Donald L. Schepker                 ---------------------------------------------
Vice President and Director        Roger K. Viola, Secretary, Vice President and
                                   Director as Attorney-in-Fact for the
James R. Schmank                   Officers and Directors Whose Names
Director                           Appear Opposite

Roger K. Viola                 T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST
Assistant Secretary, Vice      SECURITY BENEFIT LIFE INSURANCE AND ANNUITY
President and Director         COMPANY OF NEW YORK (THE REGISTRANT)

John E. Hayes, Jr.             By: FIRST SECURITY BENEFIT LIFE INSURANCE
Director                           AND ANNUITY COMPANY OF NEW YORK
                                   (THE DEPOSITOR)
T. Gerald Lee
Director                       By: HOWARD R. FRICKE
                                   -----------------------------------------
                                   Howard R. Fricke, President and Director
Lee Laino
Director                       By: JAMES R. SCHMANK
                                   ---------------------------------------------
                                   James R. Schmank, Vice President
                                   and Treasurer
Katherine White
Director
                               (ATTEST): ROGER K. VIOLA
                                         ---------------------------------------
                                         Roger K. Viola, Secretary,
                                         Vice President and Director

                               Date:  April 23, 1997

                                  EXHIBIT INDEX

   (1)   None

   (2)   None

   (3)   None

   (4)   None

   (5)   None

   (6)   (a)  None

         (b)  None

   (7)   None

   (8)   None

   (9)   None

  (10)   Consent of Independent Auditors

  (11)   None

  (12)   None

  (13)   Schedule of Computation of Performance

  (14)   Financial Data Schedules

  (15) Powers of Attorney of Howard R. Fricke, T. Gerald Lee, Roger K. Viola, Donald J. Schepker, John E. Hayes, Jr., James R. Schmank, Lee Laino, and Katherine White.